RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Value
	COMMON STOCKS — 86.4%
	ASSET MANAGEMENT - 2.3%
1,996	BlackRock, Inc.	$1,504,904

	BANKING - 11.1%
52,944	Bank of America Corporation	2,048,403
33,074	Fifth Third Bancorp	1,238,621
16,904	JPMorgan Chase & Company	2,573,296
25,047	US Bancorp	1,385,350
		7,245,670
	BIOTECH & PHARMA - 7.2%
11,173	AbbVie, Inc.	1,209,142
13,632	Johnson & Johnson	2,240,418
15,950	Merck & Company, Inc.	1,229,586
		4,679,146
	CABLE & SATELLITE - 2.6%
31,596	Comcast Corporation, Class A	1,709,660

	CHEMICALS - 3.9%
8,547	Celanese Corporation	1,280,427
45,253	Chemours Company (The)	1,263,011
		2,543,438
	ELECTRIC UTILITIES - 4.3%
34,630	NRG Energy, Inc.	1,306,590
23,667	Southern Company (The)	1,471,141
		2,777,731
	ENTERTAINMENT CONTENT - 3.1%
10,988	Walt Disney Company (The)	2,027,506

	HEALTH CARE FACILITIES & SERVICES - 1.7%
18,554	Cardinal Health, Inc.	1,127,156

	HEALTH CARE REIT - 1.9%
38,935	Healthpeak Properties, Inc.	1,235,797

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value
	COMMON STOCKS — 86.4% (Continued)
	HOME CONSTRUCTION - 3.7%
20,216	Masco Corporation	$1,210,938
22,154	PulteGroup, Inc.	1,161,756
		2,372,694
	HOUSEHOLD PRODUCTS - 1.8%
8,520	Procter & Gamble Company (The)	1,153,863

	INSTITUTIONAL FINANCIAL SERVICES - 4.6%
4,586	Goldman Sachs Group, Inc. (The)	1,499,622
19,443	Morgan Stanley	1,509,943
		3,009,565
	LEISURE FACILITIES & SERVICES - 2.3%
12,393	Hilton Worldwide Holdings, Inc.	1,498,562

	MACHINERY - 4.6%
6,563	Caterpillar, Inc.	1,521,763
3,919	Deere & Company	1,466,255
		2,988,018
	MEDICAL EQUIPMENT & DEVICES - 2.0%
10,064	Agilent Technologies, Inc.	1,279,536

	METALS & MINING - 2.2%
42,596	Freeport-McMoRan, Inc.	1,402,686

	OIL & GAS PRODUCERS - 4.8%
16,621	Chevron Corporation	1,741,714
25,577	ConocoPhillips	1,354,814
		3,096,528
	RETAIL - DISCRETIONARY - 2.7%
9,923	Best Buy Company, Inc.	1,139,260
8,409	Dick’s Sporting Goods, Inc.	640,345
		1,779,605
	SEMICONDUCTORS - 3.5%
17,778	Intel Corporation	1,137,791
3,817	QUALCOMM, Inc.	506,096

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value
	COMMON STOCKS — 86.4% (Continued)
	SEMICONDUCTORS - 3.5% (Continued)
3,266	Skyworks Solutions, Inc.	$599,246
		2,243,133
	SOFTWARE - 3.0%
8,828	Akamai Technologies, Inc.(a)	899,574
2,142	Microsoft Corporation	505,019
7,694	Oracle Corporation	539,888
		1,944,481
	TECHNOLOGY HARDWARE - 0.8%
4,140	Apple, Inc.	505,701

	TECHNOLOGY SERVICES - 3.2%
12,742	Cognizant Technology Solutions Corporation, Class A	995,405
3,035	Mastercard, Inc., Class A	1,080,612
		2,076,017
	TELECOMMUNICATIONS - 2.6%
28,823	Verizon Communications, Inc.	1,676,057

	TOBACCO & CANNABIS - 1.2%
15,316	Altria Group, Inc.	783,567

	TRANSPORTATION & LOGISTICS - 2.4%
5,610	FedEx Corporation	1,593,464

	TRANSPORTATION EQUIPMENT - 1.9%
4,889	Cummins, Inc.	1,266,789

	WHOLESALE - CONSUMER STAPLES - 1.0%
8,380	Bunge Ltd.	664,283

	TOTAL COMMON STOCKS (Cost $45,987,630)	56,185,557

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 1.8%
	EQUITY - 1.8%
6,388	iShares S&P 100 ETF (Cost $1,150,091)	$1,148,754

	SHORT-TERM INVESTMENTS — 8.6%
	MONEY MARKET FUNDS - 8.6%
5,624,569	First American Government Obligations Fund, Class U, 0.04% (Cost $5,624,569)(b)	5,624,569

	TOTAL INVESTMENTS - 96.8% (Cost $52,762,290)	$62,958,880
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.2%	2,104,143
	NET ASSETS - 100.0%	$65,063,023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Unrealized Depreciation
192	CBOE Volatility Index Future	04/21/2021	$3,980,928	$(60,209)
187	CBOE Volatility Index Future	06/16/2021	4,421,933	(522,043)
130	CBOE Volatility Index Future	07/21/2021	3,159,000	(225,808)
	TOTAL FUTURES CONTRACTS			$(808,060)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Unrealized Appreciation
348	CBOE Volatility Index Future	05/19/2021	$7,891,178	$102,624
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares						Value
	SHORT-TERM INVESTMENTS — 38.3%
	MONEY MARKET FUNDS – 38.3%
86,558,201	First American Government Obligations Fund, Class U, 0.04% (Cost $86,558,201)(a)					$86,558,201

	TOTAL INVESTMENTS – 38.3% (Cost $86,558,201)					$86,558,201
	OTHER ASSETS IN EXCESS OF LIABILITIES- 61.7%					139,183,713
	NET ASSETS - 100.0%					$225,741,914

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Value
	WRITTEN OPTIONS - (0.1)% (c)
	CALL OPTIONS WRITTEN - 0.0%(d)
573	S&P 500 1st Week Option	ADM, EDF, GAIN	04/01/2021	$4,080	$584,460,000	$7,163
517	S&P 500 2nd Week Option	ADM, EDF, GAIN	04/09/2021	4,160	537,680,000	45,237
265	S&P 500 E mini 2nd Week Option	ADM, EDF, GAIN	04/09/2021	4,160	275,600,000	4,638
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $79,185)					57,037

	PUT OPTIONS WRITTEN - 0.0% (d)
573	S&P 500 1st Week Option	ADM, EDF, GAIN	04/01/2021	$3,525	$504,956,250	$7,162
573	S&P 500 1st Week Option	ADM, EDF, GAIN	04/01/2021	3,650	522,862,500	7,162
544	S&P 500 1st Week Option	ADM, EDF, GAIN	04/01/2021	3,840	522,240,000	34,000
498	S&P 500 1st Week Option	ADM, EDF, GAIN	04/01/2021	3,865	481,192,500	43,575
125	S&P 500 E mini 1st Week Option	ADM, EDF, GAIN	04/01/2021	3,840	108,750,000	1,563
355	S&P 500 E mini 1st Week Option	ADM, EDF, GAIN	04/01/2021	3,865	343,018,750	6,213
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $345,354)					99,675

	TOTAL OPTIONS WRITTEN (Proceeds - $424,539)					$156,713

(a)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(b)	Each option contract is equivalent to one futures contract.

(c)	Non-income producing security.

(d)	Percentage rounds to greater than (0.1%).

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Value
	COMMON STOCKS — 100.0%
	APPAREL & TEXTILE PRODUCTS - 8.3%
35,500	Capri Holdings Ltd.(a)	$1,810,500
9,000	LVMH Moet Hennessy Louis Vuitton S.E. - ADR	1,204,560
27,839	NIKE, Inc., Class B	3,699,525
		6,714,585
	AUTOMOTIVE - 1.3%
1,625	Tesla, Inc.(a)	1,085,386

	E-COMMERCE DISCRETIONARY - 7.4%
1,361	Amazon.com, Inc.(a)	4,211,042
1,218	MercadoLibre, Inc.	1,793,067
		6,004,109
	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
5,050	Goldman Sachs Group, Inc. (The)	1,651,350

	INTERNET MEDIA & SERVICES - 19.3%
7,900	Airbnb, Inc.(a)	1,484,726
1,450	Alphabet, Inc., Class A(a)	2,990,653
1,200	Booking Holdings, Inc.(a)	2,795,808
16,000	Expedia Group, Inc.	2,753,920
1,187	Shopify, Inc., Class A(a)	1,313,416
6,788	Spotify Technology S.A.(a)	1,818,845
31,505	Tencent Holdings Ltd. - ADR	2,514,099
		15,671,467
	LEISURE FACILITIES & SERVICES - 16.2%
12,500	Caesars Entertainment, Inc.(a)	1,093,125
1,950	Chipotle Mexican Grill, Inc.(a)	2,770,599
15,000	DraftKings, Inc., Class A(a)	919,950
19,600	Hilton Worldwide Holdings, Inc.	2,370,032
16,500	Marriott International, Inc., Class A	2,443,815
24,500	Shake Shack, Inc., Class A(a)	2,762,865
7,000	Starbucks Corporation	764,890
		13,125,276

RATIONAL DYNAMIC BRANDS FUND SCHEDULE OF INVESTMENTS (Unaudited)(Continued) March 31, 2021

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	LEISURE PRODUCTS - 1.8%
13,000	Peloton Interactive, Inc.(a)	$1,461,720

	RETAIL - CONSUMER STAPLES - 5.1%
4,374	Costco Wholesale Corporation	1,541,748
13,000	Target Corporation	2,574,910
		4,116,658
	RETAIL - DISCRETIONARY - 6.0%
3,261	Lululemon Athletica, Inc.(a)	1,000,181
6,500	RH(a)	3,877,900
		4,878,081
	SOFTWARE - 3.2%
11,097	Microsoft Corporation	2,616,340

	SPECIALTY FINANCE - 2.4%
14,800	Afterpay Ltd., Institutional Class - ADR(a)	1,151,440
5,500	American Express Company	777,920
		1,929,360
	TECHNOLOGY HARDWARE - 8.0%
38,756	Apple, Inc.	4,734,045
25,100	Nintendo Company Ltd. - ADR	1,777,080
		6,511,125
	TECHNOLOGY SERVICES - 16.1%
16,478	Mastercard, Inc., Class A	5,866,993
4,245	PayPal Holdings, Inc.(a)	1,030,856
6,328	Square, Inc., Class A(a)	1,436,772
22,328	Visa, Inc., Class A	4,727,507
		13,062,128
	TRANSPORTATION & LOGISTICS - 2.9%
39,000	Southwest Airlines Company	2,381,340

	TOTAL COMMON STOCKS (Cost $66,957,907)	81,208,925

RATIONAL DYNAMIC BRANDS FUND SCHEDULE OF INVESTMENTS (Unaudited)(Continued) March 31, 2021

Shares		Value
	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
414,196	First American Government Obligations Fund, Class U, 0.04% (Cost $414,196)(b)	$414,196

	TOTAL INVESTMENTS - 100.5% (Cost $67,372,103)	$81,623,121
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(386,260)
	NET ASSETS - 100.0%	$81,236,861

ADR	- American Depositary Receipt

LTD	- Limited Company

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

RATIONAL STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares				Value
	OPEN END FUNDS — 87.5%
	ALTERNATIVE - 10.2%
85,915	Catalyst Insider Income Fund, Class I(a)			$847,124

	FIXED INCOME - 77.3%
39,883	AlphaCentric Income Opportunities Fund, Class I(a)			459,051
133,390	Catalyst Enhanced Income Strategy Fund, Class I(a)			1,507,294
90,757	Catalyst/CIFC Floating Rate Income Fund, Class I(a)			870,357
79,355	Catalyst/Stone Beach Income Opportunity Fund, Class I(a)			721,347
76,939	Rational Special Situations Income Fund, Institutional Class(a)			1,517,998
112,797	Rational/Pier 88 Convertible Securities Fund, Institutional Class(a)			1,343,406
				6,419,453

	TOTAL OPEN END FUNDS (Cost $6,895,678)			7,266,577

Principal Amount ($)		Discount Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCY — 4.8%
	U.S. TREASURY BILL — 4.8%
400,000	United States Treasury Bill (Cost $399,788)	0.052	12/30/21	399,841

Shares
	SHORT-TERM INVESTMENT — 2.6%
	MONEY MARKET FUND - 2.6%
212,714	First American Government Obligations Fund, Class U, 0.04% (Cost $212,714)(b)			212,714

	TOTAL INVESTMENTS - 94.9% (Cost $7,508,180)			$7,879,132
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.1%			419,203
	NET ASSETS - 100.0%			$8,298,335

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
42	CME E-Mini Standard & Poor’s 500 Index Future	06/18/2021	$8,331,540	$9,135

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

Shares		Value
	SHORT-TERM INVESTMENTS — 88.8%
	MONEY MARKET FUNDS - 88.8%
55,228,300	First American Government Obligations Fund, Class U, 0.04%(a)(b) (Cost $55,228,300)	$55,228,300

	TOTAL INVESTMENTS - 88.8% (Cost $55,228,300)	$55,228,300
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.2%	6,975,479
	NET ASSETS - 100.0%	$62,203,779

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
11	CBOT $5 Mini Dow Jones Industrial Average e-CBOT	06/18/2021	$1,809,390	$105
65	CBOT 5 Year US Treasury Note	06/30/2021	8,020,870	(29,208)
51	CBOT Corn Future(b)	05/14/2021	1,438,838	43,850
17	CBOT Soybean Future(b)	05/14/2021	1,221,238	22,450
32	CBOT Soybean Meal Future(b)	05/14/2021	1,354,240	(3,050)
18	CBOT Soybean Oil Future(b)	05/14/2021	571,536	10,782
58	CBOT US Long Bond Future	06/21/2021	8,966,452	(27,767)
37	CBOT Wheat Future(b)	05/14/2021	1,143,300	(30,313)
47	CME Australian Dollar Currency Future	06/14/2021	3,572,705	(15,925)
22	CME British Pound Currency Future	06/14/2021	1,894,888	1,500
170	CME Canadian Dollar Currency Future	06/15/2021	13,526,900	(92,145)
7	CME E-mini Russell 2000 Index Futures	06/18/2021	777,875	23,840
41	CME Feeder Cattle Future(b)	05/27/2021	3,062,700	63,837
69	CME Lean Hogs Future(b)	06/14/2021	2,906,280	122,710
60	CME Live Cattle Future(b)	06/30/2021	2,949,600	70,730
103	CME New Zealand Dollar Currency Future	06/14/2021	7,192,490	(184,815)
7	CME Nikkei 225 Index Future	06/10/2021	1,027,950	8,350
38	CME Swiss Franc Currency Future	06/14/2021	5,032,625	(74,563)
62	COMEX Copper Future(b)	05/26/2021	6,193,025	72,350
1	COMEX Gold 100 Troy Ounces Future(b)	06/28/2021	171,560	(2,630)
2	COMEX Silver Future(b)	05/26/2021	245,320	(4,580)
59	Eurex 30 Year Euro BUXL Future	06/08/2021	14,287,380	(77,527)
61	Eurex 5 Year Euro BOBL Future	06/08/2021	9,684,338	(22,128)
3	Eurex DAX Index Future	06/18/2021	1,324,770	22,242
17	Euro-BTP Italian Bond Futures	06/08/2021	2,983,231	3,805
11	Euronext Amsterdam Index Future	04/16/2021	1,807,740	43,623
10	Euronext CAC 40 Index Future	04/16/2021	712,938	8,429
153	Euronext Milling Wheat Future(b)	05/10/2021	1,937,571	(48,598)
13	French Government Bond Futures	06/08/2021	2,474,420	(3,487)
20	FTSE 100 Index Future	06/18/2021	1,843,141	2,382
15	FTSE/MIB Index Future	06/18/2021	2,150,271	21,991
13	HKG Hang Seng Index Future	04/29/2021	2,367,421	12,022
27	ICE Brent Crude Oil Future(b)	04/30/2021	1,693,980	(8,260)
22	ICE Carbon Emissions Future(b)	12/20/2021	1,100,199	46,779

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts (Continued)	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
38	ICE Gas Oil Future(b)	05/12/2021	1,928,500	$(2,300)
20	ICE Natural Gas Future(b)	04/29/2021	400,334	14,956
2	ICE US MSCI Emerging Markets EM Index Futures	06/18/2021	132,250	(730)
23	KCBT Hard Red Winter Wheat Future(b)	05/14/2021	662,113	(65,250)
28	Long Gilt Future	06/28/2021	4,929,008	(4,651)
19	Montreal Exchange 10 Year Canadian Bond Future	06/21/2021	2,097,808	(5,983)
8	Montreal Exchange S&P/TSX 60 Index Future	06/17/2021	1,414,457	5,554
15	NYBOT CSC C Coffee Future(b)	05/18/2021	694,688	(26,062)
100	NYBOT CSC Cocoa Future(b)	05/13/2021	2,347,999	(126,061)
22	NYBOT CSC Number 11 World Sugar Future(b)	04/30/2021	363,933	(48,451)
37	NYBOT CTN Number 2 Cotton Future(b)	05/06/2021	1,496,280	(115,150)
27	NYMEX Light Sweet Crude Oil Future(b)	04/20/2021	1,597,320	(154,250)
32	NYMEX NY Harbor ULSD Futures(b)	04/30/2021	2,378,611	(61,123)
46	NYMEX Platinum Future(b)	07/28/2021	2,740,450	14,675
12	SFE S&P ASX Share Price Index 200 Future	06/17/2021	1,545,998	(7,300)
75	SGX FTSE China A50 Futures Contract	04/29/2021	1,288,650	21,408
16	SGX Nifty 50 Index Futures	04/29/2021	471,872	(4,466)
3	SGX Nikkei 225 Stock Index Future	06/10/2021	396,652	7,433
41	TSE Japanese 10 Year Bond Futures	06/14/2021	56,086,515	125,642
17	TSE TOPIX (Tokyo Price Index) Future	06/10/2021	3,006,153	49,203
	TOTAL FUTURES CONTRACTS			$(406,125)

	Open Short Futures Contracts
49	CME Euro Foreign Exchange Currency Future	06/14/2021	$7,191,975	25,350
163	CME Japanese Yen Currency Future	06/14/2021	18,409,832	302,125
20	FVSA index - Mini-Futures on VSTOXX(b)	05/19/2021	46,189	2,990
3	NYMEX Henry Hub Natural Gas Futures(b)	04/28/2021	78,240	720
	TOTAL FUTURES CONTRACTS			$331,185

(a)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(b)	All or a portion of this investment is a holding of the RDMF Fund Ltd.

RATIONAL TREND AGGREGATION VA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Value
	COMMON STOCKS — 68.1%
	AEROSPACE & DEFENSE - 1.3%
1,241	HEICO Corporation	$156,118

	AUTOMOTIVE - 1.3%
1,156	Aptiv PLC(a)	159,412

	BEVERAGES - 1.3%
2,263	Brown-Forman Corporation, Class B	156,079

	BIOTECH & PHARMA - 2.7%
1,535	AbbVie, Inc.	166,119
3,872	Perrigo Company PLC	156,700
		322,819
	CABLE & SATELLITE - 1.3%
2,948	Comcast Corporation, Class A	159,516

	CHEMICALS - 2.7%
866	Avery Dennison Corporation	159,041
5,222	Mosaic Company (The)	165,067
		324,108
	COMMERCIAL SUPPORT SERVICES - 4.1%
467	Cintas Corporation	159,392
7,795	H&R Block, Inc.	169,931
2,027	Robert Half International, Inc.	158,248
		487,571
	ELECTRIC UTILITIES - 1.4%
7,405	CenterPoint Energy, Inc.	167,723

	ELECTRICAL EQUIPMENT - 1.3%
847	Hubbell, Inc.	158,296

	ENGINEERING & CONSTRUCTION - 0.2%
1,830	Technip Energies N.V. - ADR(a)	27,395

RATIONAL TREND AGGREGATION VA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value
	COMMON STOCKS — 68.1% (Continued)
	ENTERTAINMENT CONTENT - 4.0%
1,719	Activision Blizzard, Inc.	$159,867
4,303	Fox Corporation, Class A	155,381
1,565	NetEase, Inc. - ADR	161,602
		476,850
	FOOD - 1.4%
1,032	J & J Snack Foods Corporation	162,055

	HEALTH CARE FACILITIES & SERVICES - 1.4%
1,203	Universal Health Services, Inc., Class B	160,468

	HEALTH CARE REIT - 1.3%
9,173	Sabra Health Care REIT, Inc.	159,243

	INDUSTRIAL SUPPORT SERVICES - 2.7%
1,787	MSC Industrial Direct Company, Inc., Class A	161,169
388	WW Grainger, Inc.	155,561
		316,730
	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
3,720	Lazard Ltd., Class A	161,857
2,202	Tradeweb Markets, Inc., Class A	162,948
		324,805
	INSURANCE - 2.6%
1,537	Cincinnati Financial Corporation	158,449
691	Erie Indemnity Company, Class A	152,649
		311,098
	LEISURE FACILITIES & SERVICES - 1.4%
1,108	Marriott International, Inc., Class A(a)	164,106

	MACHINERY - 1.4%
437	Deere & Company	163,499

	MEDICAL EQUIPMENT & DEVICES - 1.4%
852	ResMed, Inc.	165,305

RATIONAL TREND AGGREGATION VA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value
	COMMON STOCKS — 68.1% (Continued)
	OFFICE REIT - 1.3%
11,686	Brandywine Realty Trust	$150,866

	OIL & GAS PRODUCERS - 1.3%
3,395	New Fortress Energy, Inc.	155,864

	OIL & GAS SERVICES & EQUIPMENT - 1.3%
7,282	Baker Hughes Company	157,364

	RETAIL - CONSUMER STAPLES - 1.5%
3,126	Walgreens Boots Alliance, Inc.	171,617

	RETAIL - DISCRETIONARY - 1.4%
13,591	Qurate Retail, Inc. - Series A	159,830

	RETAIL REIT - 1.3%
8,890	Brookfield Property REIT, Inc., Class A	159,576

	SELF-STORAGE REIT - 2.8%
1,227	Extra Space Storage, Inc.	162,639
665	Public Storage	164,095
		326,734
	SEMICONDUCTORS - 4.2%
2,507	Intel Corporation	160,448
316	NVIDIA Corporation	168,723
1,321	Xilinx, Inc.	163,672
		492,843
	SOFTWARE - 1.4%
432	Intuit, Inc.	165,482

	TECHNOLOGY HARDWARE - 1.4%
1,656	Dolby Laboratories, Inc., Class A	163,480

	TECHNOLOGY SERVICES - 2.7%
314	MarketAxess Holdings, Inc.	156,347

RATIONAL TREND AGGREGATION VA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value
	COMMON STOCKS — 68.1% (Continued)
	TECHNOLOGY SERVICES - 2.7% (Continued)
718	Morningstar, Inc.	$161,579
		317,926
	TELECOMMUNICATIONS - 2.8%
12,362	Lumen Technologies, Inc.	165,033
96,839	VEON Ltd. - ADR(a)	171,405
		336,438
	TRANSPORTATION & LOGISTICS - 1.4%
7,095	American Airlines Group, Inc.(a)	169,571

	TRANSPORTATION EQUIPMENT - 4.0%
4,002	Allison Transmission Holdings, Inc.	163,402
585	Cummins, Inc.	151,579
1,736	PACCAR, Inc.	161,309
		476,290
	WHOLESALE - DISCRETIONARY - 1.4%
475	Pool Corporation	163,989

	TOTAL COMMON STOCKS (Cost $8,097,667)	8,091,066

	EXCHANGE-TRADED FUNDS — 29.4%
	EQUITY - 26.2%
2,040	iShares Core S&P 500 ETF	811,553
5,818	SPDR S&P 500 ETF Trust	2,305,847
		3,117,400
	SPECIALTY - 3.2%
40,373	ProShares VIX Short-Term Futures ETF(a)	377,488

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,464,184)	3,494,888

RATIONAL TREND AGGREGATION VA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value
	EXCHANGE-TRADED NOTES — 0.7%
	SPECIALTY - 0.7%
6,813	iPath Series B S&P 500 VIX Short-Term Futures ETN(a)	$77,668

	TOTAL EXCHANGE-TRADED NOTES (Cost $100,696)	77,668

	SHORT-TERM INVESTMENTS — 2.0%
	MONEY MARKET FUNDS - 2.0%
235,601	First American Government Obligations Fund, Class U, 0.04% (Cost $235,601)(b)	235,601

	TOTAL INVESTMENTS - 100.2% (Cost $11,898,148)	$11,899,223
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(23,123)
	NET ASSETS - 100.0%	$11,876,100

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

RATIONAL INSIDER BUYING VA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Value
	COMMON STOCKS — 99.6%
	E-COMMERCE DISCRETIONARY - 8.6%
375	Amazon.com, Inc.(a)	$1,160,280
620	MercadoLibre, Inc.(a)	912,727
		2,073,007
	ENTERTAINMENT CONTENT - 4.5%
615	Activision Blizzard, Inc.	57,195
8,870	Bilibili, Inc. - ADR(a)	949,622
170	Electronic Arts, Inc.	23,013
365	Take-Two Interactive Software, Inc.(a)	64,495
		1,094,325
	HEALTH CARE FACILITIES & SERVICES - 3.8%
5,025	Teladoc Health, Inc.(a)	913,294

	INSTITUTIONAL FINANCIAL SERVICES - 4.0%
8,585	Intercontinental Exchange, Inc.	958,773

	INTERNET MEDIA & SERVICES - 19.9%
575	Alphabet, Inc., Class C(a)	1,189,462
7,740	Facebook, Inc., Class A(a)	2,279,662
2,215	Netflix, Inc.(a)	1,155,477
580	Wix.com Ltd.(a)	161,948
		4,786,549
	LEISURE PRODUCTS - 3.9%
8,250	Peloton Interactive, Inc.(a)	927,630

	RENEWABLE ENERGY - 5.4%
4,500	SolarEdge Technologies, Inc.(a)	1,293,480

	SOFTWARE - 32.1%
910	Adobe, Inc.(a)	432,587
885	Alteryx, Inc., Class A(a)	73,420
6,845	Bandwidth, Inc., Class A(a)	867,535
6,010	Crowdstrike Holdings, Inc., Class A(a)	1,096,885
5,560	DocuSign, Inc.(a)	1,125,621
90	Microsoft Corporation	21,219

RATIONAL INSIDER BUYING VA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value
	COMMON STOCKS — 99.6% (Continued)
	SOFTWARE - 32.1% (Continued)
3,475	Okta, Inc.(a)	$765,994
3,310	RingCentral, Inc., Class A(a)	985,983
2,215	ServiceNow, Inc.(a)	1,107,744
1,890	Veeva Systems, Inc., Class A(a)	493,744
2,400	Zoom Video Communications, Inc., Class A(a)	771,096
		7,741,828
	TECHNOLOGY SERVICES - 17.4%
1,840	MarketAxess Holdings, Inc.	916,173
3,180	Mastercard, Inc., Class A	1,132,239
4,210	PayPal Holdings, Inc.(a)	1,022,356
4,930	Square, Inc., Class A(a)	1,119,357
		4,190,125

	TOTAL COMMON STOCKS (Cost $18,993,996)	23,979,011

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
152,360	First American Government Obligations Fund, Class U, 0.04% (Cost $152,360)(b)	152,360

	TOTAL INVESTMENTS - 100.2% (Cost $19,146,356)	$24,131,371
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(40,850)
	NET ASSETS - 100.0%	$24,090,521

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares					Value
	PREFERRED STOCKS — 0.4%
	REAL ESTATE INVESTMENT TRUSTS - 0.4%
80,000	Vinebrook Homes Trust, Inc.(a) (Cost $2,002,560)				$2,040,000

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES — 86.2%
	CDO — 2.1%
1,761,382	Aspen Funding I Ltd.(a)		9.0600	07/10/37	1,866,360
6,000,008	Fulton Street CDO Ltd.(a),(i)	US0003M + 0.420%	0.6440	04/20/32	3,594,550
6,703,989	Nomura CRE CDO 2007-2 Ltd.(a),(i)	US0003M + 0.450%	0.6320	05/21/42	3,821,274
200,000	Tropic CDO V Ltd.(a)		0.0000	07/15/36	118,953
820,006	Wachovia Repackaged Asset Participating Securities(a),(i)	US0003M + 0.550%	0.7430	02/08/35	672,405
					10,073,542
	COLLATERALIZED MORTGAGE OBLIGATIONS — 48.9%
208,633	ABN Amro Mortgage Corporation		5.7500	12/25/32	212,006
229,266	Adjustable Rate Mortgage Trust 2005-10(i)	US0001M + 0.540%	0.6490	01/25/36	225,190
425,603	Adjustable Rate Mortgage Trust 2005-10(b)		2.7230	01/25/36	416,776
633,210	Adjustable Rate Mortgage Trust 2005-10(b)		2.7230	01/25/36	612,866
132,585	Adjustable Rate Mortgage Trust 2005-10(b)		2.8290	01/25/36	124,461
230,070	Adjustable Rate Mortgage Trust 2005-2(b)		2.8530	06/25/35	231,070
211,781	Adjustable Rate Mortgage Trust 2005-5(b)		3.2010	09/25/35	201,625
113,251	Alternative Loan Trust 2003-J3		5.2500	11/25/33	114,789
515,691	Alternative Loan Trust 2004-2CB		5.0000	08/25/54	509,696
4,073	Alternative Loan Trust 2004-33(b)		3.0180	12/25/34	4,155
96,880	Alternative Loan Trust 2005-17(i)	US0001M + 0.560%	0.6690	07/25/35	70,398
909,295	Alternative Loan Trust 2005-43(b)		3.3660	09/25/35	875,264
125,855	Alternative Loan Trust 2005-51(i)	US0001M + 0.600%	0.7110	11/20/35	119,258
93,157	Alternative Loan Trust 2005-63(b)		3.2970	12/25/35	90,373
502,589	Alternative Loan Trust 2006-32CB(i)	US0001M + 0.670%	0.7790	11/25/36	274,730
834,298	Alternative Loan Trust 2006-32CB(i),(c)	US0001M + 5.330%	5.2210	11/25/36	157,728
1,509,785	Alternative Loan Trust 2006-J6(i)	US0001M + 0.500%	0.6090	09/25/36	762,652
1,841,937	Alternative Loan Trust 2006-J6(i),(c)	US0001M + 5.500%	5.3910	09/25/36	360,737
230,624	Alternative Loan Trust 2006-OA7(i)	US0001M + 0.420%	0.5290	06/25/46	180,197
43,514	Alternative Loan Trust 2006-OC11(i)	US0001M + 0.170%	0.2790	01/25/37	59,462
384,815	Alternative Loan Trust 2007-5CB		0.0000	04/25/37	122,675
474,312	Alternative Loan Trust 2007-5CB(i),(c)	US0001M + 5.650%	5.5410	04/25/37	101,153

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES — 86.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 48.9% (Continued)
585,676	Alternative Loan Trust Resecuritization 2005-12R		6.0000	11/25/34	$584,420
575,742	American Home Mortgage Assets Trust 2006-1(i)	US0001M + 0.190%	0.4890	05/25/46	513,129
41,179	American Home Mortgage Investment Trust 2004-1(i)	US0001M + 0.900%	1.0090	04/25/44	40,856
2,067,694	American Home Mortgage Investment Trust 2005-2(b),(j)		5.8280	09/25/35	1,774,071
1,194,583	American Home Mortgage Investment Trust 2005-4(i)	US0006M + 1.750%	1.9510	11/25/45	753,642
440,298	American Home Mortgage Investment Trust 2006-2(i)	US0001M + 0.220%	0.3290	06/25/36	29,670
1,094,193	American Home Mortgage Investment Trust 2006-3(i)	US0001M + 0.380%	0.4890	12/25/46	1,093,474
1,584,766	American Home Mortgage Investment Trust 2007-1(i)	US0001M + 0.160%	0.2690	05/25/47	1,154,972
709,021	Banc of America Alternative Loan Trust 2006-4(i)	US0001M + 0.850%	0.9590	05/25/46	590,784
715,514	Banc of America Alternative Loan Trust 2006-4(i),(c)	US0001M + 5.150%	5.0410	05/25/46	109,324
388,570	Banc of America Alternative Loan Trust 2006-4		6.0000	05/25/46	379,478
362,912	Banc of America Alternative Loan Trust 2006-4		6.0000	05/25/46	354,421
313,578	Banc of America Alternative Loan Trust 2006-4		6.0000	05/25/46	306,178
579,286	Banc of America Funding 2004-B Trust(b)		2.2610	12/20/34	518,144
143,119	Banc of America Funding 2005-8 Trust		0.0000	01/25/36	105,324
271,642	Banc of America Funding 2005-B Trust(b)		2.7780	04/20/35	261,843
2,879,546	Banc of America Funding 2005-E Trust(b)		3.3330	05/20/35	2,790,017
150,930	Banc of America Funding 2005-E Trust(i)	COF 11 + 1.430%	1.8870	06/20/35	128,293
326,885	Banc of America Funding 2006-B Trust(b)		2.2460	03/20/36	323,777
174,050	Banc of America Funding 2006-B Trust(b)		2.6400	03/20/36	159,195
268,418	Banc of America Funding 2006-C Trust(b)		3.4870	04/20/36	266,490
191,079	Banc of America Funding 2006-D Trust(b)		3.4990	05/20/36	186,200
249,626	Banc of America Funding 2006-F Trust(b)		2.8570	07/20/36	276,269
158,909	Banc of America Funding 2006-I Trust(b)		2.8020	10/20/46	143,934
122,424	Banc of America Funding 2007-4 Trust		5.5000	11/25/34	121,772
159,501	Banc of America Funding 2007-7 Trust		0.0000	09/25/37	96,983
210,423	Banc of America Funding 2007-C Trust(i)	US0001M + 0.270%	0.6510	05/20/47	202,811
139,134	Banc of America Funding 2016-R2 Trust(a),(b)		4.7000	05/01/33	133,767
94,510	Banc of America Mortgage 2005-A Trust(b)		2.5600	02/25/35	97,541
685,401	Banc of America Mortgage 2005-G Trust(b)		3.2270	08/25/35	669,716
2,084,907	Banc of America Mortgage 2005-I Trust(b)		2.4950	10/25/35	2,015,062
126,607	Banc of America Mortgage 2006-A Trust(b)		3.2190	02/25/36	111,855
155,238	Banc of America Mortgage 2006-B Trust(b)		2.9540	11/20/46	147,913
35,058	Banc of America Mortgage Trust 2005-3		5.5000	03/25/35	34,753

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES — 86.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 48.9% (Continued)
4,253,452	BCAP, LLC 2010-RR11-I Trust(a),(b)		3.0300	06/27/36	$4,180,119
3,346,457	BCAP, LLC 2011-RR4-I Trust(a)		5.2500	04/26/37	2,424,676
240,648	BCAP, LLC Trust 2007-AA2		6.0000	03/25/22	240,714
369,612	Bear Stearns ALT-A Trust 2004-11(b)		2.6450	11/25/34	365,945
19,039	Bear Stearns ALT-A Trust 2004-9(b)		3.1570	09/25/34	20,988
5,410,686	Bear Stearns ALT-A Trust 2005-10(i)	US0001M + 0.500%	0.6090	01/25/36	6,668,213
134,780	Bear Stearns ALT-A Trust 2005-10(b)		2.9910	01/25/36	130,915
140,847	Bear Stearns ALT-A Trust 2005-4(b)		3.3200	05/25/35	142,506
4,030,852	Bear Stearns ALT-A Trust 2006-1(i)	US0001M + 0.480%	0.5890	02/25/36	4,057,219
2,858,032	Bear Stearns ALT-A Trust 2006-2(i)	US0001M + 0.440%	0.5490	04/25/36	3,723,707
273,439	Bear Stearns ALT-A Trust 2006-3(i)	US0001M + 0.380%	0.4890	05/25/36	301,798
108,740	Bear Stearns ALT-A Trust 2006-3(b)		3.3890	05/25/36	85,729
563,413	Bear Stearns ALT-A Trust 2006-3(b)		3.3940	05/25/36	388,891
187,129	Bear Stearns ALT-A Trust 2006-R1(b)		3.1900	08/25/36	187,302
49,497	Bear Stearns ALT-A Trust II 2007-1(b)		3.2180	09/25/47	33,451
53,365	Bear Stearns ARM Trust 2003-8(b)		2.3750	01/25/34	52,461
15,013	Bear Stearns ARM Trust 2004-1(b)		2.3580	04/25/34	15,139
84,936	Bear Stearns ARM Trust 2004-10(b)		3.2160	01/25/35	89,406
1,711,489	Bear Stearns ARM Trust 2005-12(b)		2.4650	02/25/36	1,454,574
347,655	Bear Stearns ARM Trust 2005-3(b)		3.3950	06/25/35	353,244
228,974	Bear Stearns ARM Trust 2005-8(a),(b)		4.1580	08/25/35	224,617
91,715	Bear Stearns ARM Trust 2007-5(b)		3.4080	08/25/47	91,094
216,616	Bear Stearns Asset Backed Securities I Trust(i)	US0001M + 1.000%	1.1090	08/25/35	163,581
32,265	Bear Stearns Mortgage Securities, Inc.(b)		6.2690	03/25/31	32,279
215,077	Chase Mortgage Finance Trust Series 2005-S1		5.0000	05/25/35	199,460
310,111	CHL Mortgage Pass-Through Trust 2004-2(b)		2.6470	02/25/34	295,427
82,869	CHL Mortgage Pass-Through Trust 2004-8(b)		0.0000	07/25/34	65,255
3,864	CHL Mortgage Pass-Through Trust 2005-11(i)	US0001M + 0.320%	0.4290	04/25/35	2,372
163,148	CHL Mortgage Pass-Through Trust 2005-15		5.1000	08/25/35	161,114
2,976	CHL Mortgage Pass-Through Trust 2005-7(i)	US0001M + 0.720%	0.8290	03/25/35	1,155
294,858	CHL Mortgage Pass-Through Trust 2005-J2		5.0000	08/25/35	223,437
184,908	Citicorp Mortgage Securities Trust Series 2006-1		6.0000	02/25/36	190,949
527,333	Citicorp Mortgage Securities, Inc.		5.5000	03/25/35	547,198
200,273	Citigroup Mortgage Loan Trust 2004-HYB2(b)		2.7530	03/25/34	203,621

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES — 86.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 48.9% (Continued)
104,298	Citigroup Mortgage Loan Trust 2005-11(i)	H15T1Y + 2.400%	2.5200	11/25/35	$102,113
435,314	Citigroup Mortgage Loan Trust 2006-AR2(b)		2.5820	03/25/36	421,086
174,657	Citigroup Mortgage Loan Trust 2006-AR5(b)		3.2920	07/25/36	161,802
1,951	Citigroup Mortgage Loan Trust 2007-10(b)		3.2730	09/25/37	1,950
2,581,908	Citigroup Mortgage Loan Trust 2008-RR1(a),(i)	US0001M + 0.070%	0.1790	01/25/37	2,335,854
949,007	Citigroup Mortgage Loan Trust 2010-8(a),(b)		3.1400	11/19/35	887,673
471,795	Citigroup Mortgage Loan Trust 2013-8(a),(b)		2.6450	11/25/36	393,935
424,355	Citigroup Mortgage Loan Trust 2019-C(a),(b),(j)		3.2280	09/25/59	426,876
380,265	Citigroup Mortgage Loan Trust, Inc.(a),(i)	US0001M + 0.400%	0.5090	01/25/29	355,021
1,102,442	Citigroup Mortgage Loan Trust, Inc.		5.7500	11/25/35	1,010,655
127,774	CitiMortgage Alternative Loan Trust Series 2007-A1		6.0000	01/25/37	84,194
240,034	CitiMortgage Alternative Loan Trust Series 2007-A1(i),(c)	US0001M + 5.400%	5.2910	01/25/37	38,014
25,121	CitiMortgage Alternative Loan Trust Series 2007-A1		6.0000	01/25/37	25,194
733,030	Credit Suisse First Boston Mortgage Securities		5.5000	08/25/25	711,059
472,244	Credit Suisse First Boston Mortgage Securities(a),(b)		0.7980	03/25/32	449,568
119,898	Credit Suisse First Boston Mortgage Securities(b)		2.4500	11/25/32	121,270
30,532	Credit Suisse First Boston Mortgage Securities(b)		2.4500	11/25/32	30,133
101,748	Credit Suisse First Boston Mortgage Securities(b)		5.6710	04/25/33	97,242
53,146	Credit Suisse First Boston Mortgage Securities		5.0000	09/25/34	52,613
739,977	CSFB Mortgage-Backed Pass-Through Certificates		7.0000	10/25/32	756,921
99,836	CSFB Mortgage-Backed Pass-Through Certificates		6.5000	12/25/33	102,531
164,946	CSFB Mortgage-Backed Pass-Through Certificates(b)		3.2920	06/25/34	167,470
1,137,696	CSFB Mortgage-Backed Pass-Through Certificates(i)	US0001M + 0.350%	0.4590	10/25/35	962,023
2,656,309	CSMC Mortgage-Backed Trust 2006-9		6.5000	11/25/36	2,366,514
345,973	CSMC Mortgage-Backed Trust 2007-1		6.0000	02/25/37	303,574
304,175	CSMC Mortgage-Backed Trust 2007-3(i)	US0001M + 0.250%	0.3590	04/25/37	259,839
763,717	CSMC Mortgage-Backed Trust 2007-3		5.0000	04/25/37	759,698
758,871	CSMC Mortgage-Backed Trust 2007-3(b)		5.8370	04/25/37	281,381
341,522	CSMC Mortgage-Backed Trust 2007-4(i)	US0001M + 0.400%	0.5090	06/25/37	245,231
65,468	CSMC Mortgage-Backed Trust 2007-5		6.0000	04/25/29	65,059
161,718	CSMC Series 2011-6R(a),(b)		3.8110	04/28/37	166,157
177,429	CSMC Series 2014-4R(a),(i)	US0001M + 0.200%	0.3180	02/27/36	172,561
249,952	Deutsche Alt-B Securities Inc Mortgage Loan Trust(b)		4.9520	06/25/36	246,884
43,124	Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1(b)		5.5000	09/25/33	38,150

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES — 86.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 48.9% (Continued)
200,806	Deutsche Mortgage Securities Inc Mortgage Loan(a),(i)	US0001M + 0.280%	0.3860	04/15/36	$169,516
20,078	DSLA Mortgage Loan Trust 2004-AR1(i)	US0001M + 0.840%	0.9500	09/19/44	19,269
514,244	DSLA Mortgage Loan Trust 2004-AR2(i)	US0001M + 0.800%	0.9100	11/19/44	481,829
2,201,290	DSLA Mortgage Loan Trust 2004-AR4(i)	US0001M + 0.350%	0.8100	01/19/45	1,999,018
3,056,775	DSLA Mortgage Loan Trust 2007-AR1(i)	US0001M + 0.140%	0.2500	04/19/47	2,707,898
517,085	First Horizon Alternative Mortgage Securities(b)		2.6020	12/25/34	511,016
362,046	First Horizon Alternative Mortgage Securities(b)		2.3100	02/25/35	317,681
40,284	First Horizon Alternative Mortgage Securities(b)		2.8590	03/25/35	31,533
1,246,493	First Horizon Alternative Mortgage Securities(b)		2.5190	05/25/35	865,603
66,313	First Horizon Alternative Mortgage Securities(b)		2.1250	07/25/36	56,530
708,484	First Horizon Mortgage Pass-Through Trust(b)		2.6250	01/25/36	517,903
31,363	First Horizon Mortgage Pass-Through Trust 2000-H(b)		2.4380	05/25/30	29,721
50,822	First Horizon Mortgage Pass-Through Trust 2000-H(b)		3.5820	05/25/30	49,924
88,649	First Horizon Mortgage Pass-Through Trust 2004-FL1(i)	US0001M + 0.270%	0.3790	02/25/35	84,174
388,277	First Horizon Mortgage Pass-Through Trust 2005-AR4(b)		2.9780	10/25/35	390,961
1,084,697	Global Mortgage Securitization Ltd.(a),(i)	US0001M + 0.320%	0.4290	11/25/32	1,041,861
260,494	GMACM Mortgage Loan Trust 2005-AR6(b)		3.1400	11/19/35	223,829
780,871	GreenPoint Mortgage Funding Trust 2005-AR4(i)	US0001M + 0.520%	0.6290	10/25/45	789,956
408,157	GreenPoint Mortgage Funding Trust 2005-AR5(i)	US0001M + 0.540%	0.6490	11/25/45	365,978
383,956	GreenPoint Mortgage Funding Trust 2005-AR5(i)	US0001M + 0.560%	0.6690	11/25/45	301,784
1,247,061	GreenPoint Mortgage Funding Trust 2006-AR2(i)	12MTA + 2.000%	2.2590	03/25/36	1,231,540
131,581	GreenPoint Mortgage Funding Trust 2006-AR3(i)	US0001M + 0.210%	0.5290	04/25/36	128,133
717,781	GreenPoint Mortgage Loan Trust 2004-1(i)	US0001M + 0.575%	1.2590	10/25/34	644,216
220,670	GSMPS Mortgage Loan Trust(a),(b)		7.7500	05/19/27	220,669
597,542	GSMPS Mortgage Loan Trust 2001-2(a), (i)		7.5000	06/19/32	598,433
65,038	GSR Mortgage Loan Trust 2003-1(b)	H15T1Y + 1.750%	1.8400	03/25/33	66,271
179,412	GSR Mortgage Loan Trust 2003-1(b)		2.2430	03/25/33	173,688
176,821	GSR Mortgage Loan Trust 2005-8F		5.0000	11/25/35	169,132
163,883	GSR Mortgage Loan Trust 2005-8F		5.5000	11/25/35	171,032
410,994	GSR Mortgage Loan Trust 2005-AR5(b)		2.7230	10/25/35	410,630
407,154	GSR Mortgage Loan Trust 2005-AR7(b)		3.1470	11/25/35	389,457
30,335	GSR Mortgage Loan Trust 2007-1F		5.5000	01/25/37	34,989
752,015	GSR Mortgage Loan Trust 2007-1F		6.0000	01/25/37	655,350
2,694,955	GSR Mortgage Loan Trust 2007-3F		5.7500	05/25/37	3,993,980

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES — 86.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 48.9% (Continued)
1,426,635	GSR Mortgage Loan Trust 2007-AR1(b)		2.6440	03/25/37	$1,335,812
8,014	GSR Mortgage Loan Trust 2007-AR1(b)		1.9886	03/25/37	8,014
95,781	HarborView Mortgage Loan Trust 2003-1(b)		2.3150	05/19/33	81,247
647,298	HarborView Mortgage Loan Trust 2004-1(b)		2.3010	04/19/34	560,801
2,315,360	HarborView Mortgage Loan Trust 2004-8(i)	US0001M + 0.800%	0.9100	11/19/34	2,242,470
144,776	HarborView Mortgage Loan Trust 2004-9(i)	US0001M + 0.780%	0.8900	12/19/34	135,603
5,697	HarborView Mortgage Loan Trust 2005-1(i)	US0001M + 0.660%	0.7700	03/19/35	3,925
233,255	HarborView Mortgage Loan Trust 2005-14(b)		2.7320	12/19/35	225,972
30,240	HarborView Mortgage Loan Trust 2005-14(b)		2.8110	12/19/35	29,210
2,674,526	HarborView Mortgage Loan Trust 2005-2(i)	US0001M + 0.520%	0.6300	05/19/35	1,346,137
638,164	HarborView Mortgage Loan Trust 2005-4(b)		2.7260	07/19/35	654,608
28,574	HarborView Mortgage Loan Trust 2005-8(i)	US0001M + 0.660%	0.7700	09/19/35	24,257
32,999	Impac CMB Trust Series 2003-11(i)	US0001M + 4.500%	4.6090	10/25/33	32,810
3,234	Impac CMB Trust Series 2003-8(i)	US0001M + 2.625%	2.7340	10/25/33	3,236
5,886	Impac CMB Trust Series 2003-8(i)	US0001M + 4.500%	4.6090	10/25/33	5,718
261,352	Impac CMB Trust Series 2004-10(i)	US0001M + 0.800%	0.9090	03/25/35	243,279
44,962	Impac CMB Trust Series 2004-10(i)	US0001M + 1.500%	1.6090	03/25/35	44,028
209,536	Impac CMB Trust Series 2004-10(i)	US0001M + 2.775%	2.8840	03/25/35	212,221
200,308	Impac Secured Assets Trust 2006-2(i)	US0001M + 1.100%	1.2090	08/25/36	207,093
85,384	IndyMac IMSC Mortgage Loan Trust 2007-F3		0.0000	09/25/37	55,943
179,523	IndyMac INDA Mortgage Loan Trust 2005-AR1(b)		3.2510	11/25/35	175,850
35,862	IndyMac INDA Mortgage Loan Trust 2005-AR2(b)		3.1010	01/25/36	35,524
132,157	IndyMac INDA Mortgage Loan Trust 2007-AR4(b)		3.3900	08/25/37	133,350
163,408	IndyMac INDX Mortgage Loan Trust 2006-AR2(i)	US0001M + 0.210%	0.5290	02/25/46	133,443
1,564,698	Jefferies Resecuritization Trust 2009-R7(a),(b)		2.7890	10/21/35	1,676,664
512,685	JP Morgan Alternative Loan Trust		5.0000	12/25/35	501,636
168,078	JP Morgan Alternative Loan Trust(b),(j)		6.1900	05/25/36	169,607
82,591	JP Morgan Mortgage Trust 2004-S2		5.5000	11/25/24	83,156
332,161	JP Morgan Mortgage Trust 2004-S2		6.0000	11/25/34	331,973
2,764,590	JP Morgan Mortgage Trust 2005-A6(b)		2.8540	08/25/35	2,702,164
1,124,424	JP Morgan Mortgage Trust 2005-A8(b)		2.9200	11/25/35	1,041,816
279,029	JP Morgan Mortgage Trust 2006-A6(b)		3.1300	10/25/36	252,861
86,928	JP Morgan Mortgage Trust 2007-A2(b)		2.9750	04/25/37	74,495
220,091	Lehman Mortgage Trust 2006-4		6.0000	08/25/21	217,784

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES — 86.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 48.9% (Continued)
496,276	Lehman Mortgage Trust 2006-7(b)		4.8080	09/25/36	$192,984
264,650	Lehman Mortgage Trust 2007-10		6.5000	01/25/38	136,688
197,858	Lehman Mortgage Trust 2007-3		0.0000	03/25/37	153,084
151,414	Lehman XS Trust 2007-5H(b)		2.5820	05/25/37	142,523
844,754	Lehman XS Trust Series 2005-5N(i)	US0001M + 0.360%	0.4690	11/25/35	791,149
390,533	Lehman XS Trust Series 2006-2N(i)	US0001M + 0.260%	0.6290	02/25/46	358,662
26,601	Luminent Mortgage Trust 2006-7(i)	US0001M + 0.170%	0.2790	12/25/36	25,782
536,006	Luminent Mortgage Trust 2006-7(i)	US0001M + 0.360%	0.4690	12/25/36	515,172
845,737	Luminent Mortgage Trust 2007-2(i)	US0001M + 0.230%	0.5690	05/25/37	793,095
350,000	MASTR Adjustable Rate Mortgages Trust 2004-11(i)	US0001M + 1.750%	2.3590	11/25/34	350,083
1,251,815	MASTR Adjustable Rate Mortgages Trust 2004-14(i)	US0001M + 3.400%	3.5090	01/25/35	1,080,522
100,726	MASTR Adjustable Rate Mortgages Trust 2004-5(b)		4.1250	06/25/34	103,848
1,165,184	MASTR Adjustable Rate Mortgages Trust 2005-6(b)		2.8000	07/25/35	656,183
4,542,210	MASTR Adjustable Rate Mortgages Trust 2006-OA2(i)	12MTA + 0.800%	1.0590	12/25/46	3,711,159
517,193	MASTR Adjustable Rate Mortgages Trust 2006-OA2(i)	12MTA + 0.800%	1.0590	12/25/46	491,109
3,582,511	MASTR Adjustable Rate Mortgages Trust 2006-OA2(i)	12MTA + 0.850%	1.1090	12/25/46	3,371,708
2,190,605	MASTR Adjustable Rate Mortgages Trust 2006-OA2(i)	12MTA + 1.200%	1.4590	12/25/46	2,084,935
674,013	MASTR Adjustable Rate Mortgages Trust 2007-1(b)		3.0260	11/25/36	525,238
48,558	MASTR Adjustable Rate Mortgages Trust 2007-1(i)	US0001M + 0.160%	0.2690	01/25/47	57,554
5,568,485	MASTR Adjustable Rate Mortgages Trust 2007-1(i)	12MTA + 0.740%	0.9990	01/25/47	10,473,182
183,652	MASTR Adjustable Rate Mortgages Trust 2007-3(i)	US0001M + 0.680%	0.7890	05/25/47	213,965
30,175,837	MASTR Adjustable Rate Mortgages Trust 2007-3 22A2 (f),(g),(h),(i)	US0001M + 0.420%	0.3186	05/25/47	3,100,000
813,155	MASTR Alternative Loan Trust 2004-13		5.5000	01/25/35	626,677
82,768	MASTR Alternative Loan Trust 2005-6		0.0000	12/25/35	36,523
49,408	MASTR Alternative Loan Trust 2006-2		0.0000	03/25/36	25,173
64,939	MASTR Asset Securitization Trust 2004-3		5.2500	03/25/24	65,117
116,575	MASTR Asset Securitization Trust 2004-9		5.2500	07/25/34	114,597
82,238	MASTR Seasoned Securitization Trust 2003-1(i)	US0001M + 0.400%	0.5090	02/25/33	78,358
152,022	Mellon Residential Funding Cor Mor Pas Thr Tr Ser(a),(b)		2.6100	10/20/29	139,911
92,781	Mellon Residential Funding Cor Mor Pas Thr Tr Ser(a),(b)		2.6100	10/20/29	85,382
428,053	Merrill Lynch Mortgage Backed Securities Trust(b)		3.0550	04/25/37	438,267
84,880	Merrill Lynch Mortgage Investors Trust MLMI Series(b)		1.9130	03/25/33	72,701
181,867	Merrill Lynch Mortgage Investors Trust Series		0.0000	08/25/36	34,553
107,650	Merrill Lynch Mortgage Investors Trust Series MLCC(i)	US0001M + 2.250%	2.3590	08/25/28	96,540

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES — 86.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 48.9% (Continued)
1,034,160	Merrill Lynch Mortgage Investors Trust Series MLCC(b)		2.0500	06/25/37	$1,005,802
1,965,452	Merrill Lynch Mortgage Investors Trust Series MLMI(b)		3.1990	09/25/35	1,837,919
391,533	Morgan Stanley Mortgage Loan Trust 2005-10		5.5000	12/25/35	316,385
192,935	Morgan Stanley Mortgage Loan Trust 2005-4		5.0000	08/25/35	192,811
203,869	Morgan Stanley Mortgage Loan Trust 2006-2		5.2500	04/25/21	201,674
19,799	Morgan Stanley Mortgage Loan Trust 2006-7		5.0000	06/25/21	16,589
10,668,591	Mortgage Loan Resecuritization Trust(a),(i)	US0001M + 0.340%	0.4550	04/16/36	9,837,636
4,097,426	MortgageIT Mortgage Loan Trust 2006-1(i)	US0001M + 0.200%	0.5090	04/25/36	3,273,670
12,390,267	New Residential Mortgage Loan Trust 2019-5(a),(b),(c)		0.5000	08/25/59	364,274
17,413,887	New Residential Mortgage Loan Trust 2019-5(a),(b),(c)		0.7500	08/25/59	767,952
405,458	New York Mortgage Trust 2006-1(b)		2.8200	05/25/36	378,798
176,039	Nomura Asset Acceptance Corp Alternative Loan(i)	US0001M + 1.020%	1.1290	08/25/34	190,629
458,269	Nomura Asset Acceptance Corp Alternative Loan(b)		3.8420	06/25/36	461,971
86,791	Nomura Asset Acceptance Corp Alternative Loan(b),(j)		5.9570	03/25/47	88,936
1,103,387	Nomura Asset Acceptance Corp Alternative Loan(b),(j)		6.1380	03/25/47	1,130,498
215,095	NovaStar Mortgage Funding Trust Series 2006-MTA1(i)	US0001M + 0.380%	0.4890	09/25/46	209,519
305,464	Ocwen Residential MBS Corporation(a),(b)		1.1130	06/25/39	156,465
229,302	PHHMC Series 2006-4 Trust(b)		6.2920	12/18/36	230,769
220,980	Prime Mortgage Trust 2004-1		5.2500	08/25/34	225,178
105,596	Prime Mortgage Trust 2005-4		5.2500	05/25/21	105,774
34,339	Prime Mortgage Trust 2005-4		5.0000	10/25/35	34,087
2,801,003	Prime Mortgage Trust 2006-DR1(a)		5.5000	05/25/35	2,549,006
690,384	Prime Mortgage Trust 2006-DR1(a)		6.0000	05/25/35	617,888
157,877	PRPM 2019-GS1(a),(b)		4.7500	10/25/24	158,262
724,763	RALI Series 2004-QA4 Trust(b)		0.2800	09/25/34	670,361
444,416	RALI Series 2004-QA4 Trust(b)		3.2340	09/25/34	458,603
75,594	RALI Series 2004-QA6 Trust(b)		3.1110	12/26/34	63,444
2,008,483	RALI Series 2005-QA12 Trust(b)		4.3770	12/25/35	1,923,855
242,610	RALI Series 2005-QA2 Trust(b)		3.5210	02/25/35	205,572
403,375	RALI Series 2005-QA3 Trust(b)		3.9500	03/25/35	134,872
613,392	RALI Series 2005-QA4 Trust(b)		4.5500	04/25/35	496,611
136,582	RALI Series 2005-QA6 Trust(b)		3.9360	05/25/35	88,950
138,606	RALI Series 2005-QA8 Trust(b)		3.5270	07/25/35	130,700
555,746	RALI Series 2005-QA8 Trust(b)		3.6000	07/25/35	415,758

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES — 86.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 48.9% (Continued)
195,667	RALI Series 2005-QA9 Trust(b)		3.2090	08/25/35	$106,263
2,559,652	RALI Series 2005-QA9 Trust(b)		3.4900	08/25/35	2,505,939
839,616	RALI Series 2005-QO4 Trust(i)	US0001M + 0.560%	0.6690	12/25/45	669,702
1,848,903	RALI Series 2005-QS5 Trust		5.7000	04/25/35	1,850,698
24,162	RALI Series 2006-QA1 Trust(b)		5.3310	01/25/36	21,453
175,532	RALI Series 2006-QA2 Trust(b)		5.5160	02/25/36	148,513
86,419	RALI Series 2006-QS12 Trust		5.0000	09/25/36	80,274
177,829	RAMP Series 2003-SL1 Trust		8.0000	04/25/31	181,582
769,046	RAMP Series 2004-SL1 Trust		6.5000	11/25/31	767,876
306,894	RAMP Series 2004-SL4 Trust		7.5000	07/25/32	188,896
170,712	RAMP Series 2005-SL1 Trust		7.5000	05/25/32	33,051
200,057	RAMP Series 2005-SL1 Trust		7.5000	05/25/32	200,892
644,663	RAMP Series 2005-SL1 Trust		8.0000	05/25/32	504,963
301,660	RAMP Series 2005-SL2 Trust		8.0000	10/25/31	211,135
814,474	RBSGC Mortgage Loan Trust 2005-A		6.0000	04/25/35	818,076
1,857,084	RBSSP Resecuritization Trust 2009-6(a)		6.0000	08/26/35	1,191,196
174,268	Reperforming Loan REMIC Trust 2004-R1(a)		6.5000	11/25/34	174,285
697,740	Reperforming Loan REMIC Trust 2006-R2(a),(i)	US0001M + 0.420%	0.5290	07/25/36	644,241
294,486	Residential Asset Securitization Trust 2004-A2(i)	US0001M + 0.550%	0.6590	05/25/34	284,172
260,788	Residential Asset Securitization Trust 2006-A3CB		0.0000	01/25/46	60,749
262,596	Residential Asset Securitization Trust 2006-A3CB(b),(c)		6.0000	01/25/46	65,999
1,509,895	RFMSI Series 2005-SA1 Trust(b)		2.6170	03/25/35	1,269,308
4,734	RFMSI Series 2005-SA2 Trust(b)		3.2610	06/25/35	4,774
1,243,593	RFMSI Series 2005-SA5 Trust(b)		3.5390	11/25/35	1,199,188
2,645,259	RFMSI Series 2006-SA2 Trust(b)		4.5460	08/25/36	2,426,211
166,234	RFMSI Series 2006-SA3 Trust(b)		4.2990	09/25/36	157,388
256,697	RFMSI Series 2006-SA4 Trust(b)		4.7000	11/25/36	250,196
260,002	Sequoia Mortgage Trust 2007-1(b)		3.4100	01/20/47	225,135
107,037	Sofi Mortgage Trust 2016-1(a),(b)		3.0000	11/25/46	106,438
60,710	Structured Adjustable Rate Mortgage Loan Trust(b)		2.9770	03/25/34	61,055
2,135,555	Structured Adjustable Rate Mortgage Loan Trust(i)	US0001M + 0.405%	0.5140	06/25/34	2,021,525
361,239	Structured Adjustable Rate Mortgage Loan Trust(i)	US0001M + 0.310%	0.4190	07/25/35	265,852
337,456	Structured Adjustable Rate Mortgage Loan Trust(b)		3.6450	04/25/47	346,674
332,170	Structured Asset Mortgage Investments II Trust(b)		2.7920	10/19/34	324,309

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES — 86.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 48.9% (Continued)
274,476	Structured Asset Mortgage Investments II Trust(i)	US0001M + 0.400%	0.5100	02/19/35	$263,995
1,807,937	Structured Asset Mortgage Investments II Trust(i)	US0001M + 0.400%	0.5090	02/25/36	1,582,406
738,486	Structured Asset Mortgage Investments II Trust(i)	US0001M + 0.230%	0.5690	02/25/36	703,413
182,441	Structured Asset Mortgage Investments II Trust(i)	US0001M + 0.230%	0.5690	02/25/36	165,506
5,469,162	Structured Asset Mortgage Investments II Trust(b)		1.9050	05/25/36	2,256,811
173,573	Structured Asset Mortgage Investments II Trust(b)		2.7060	05/25/36	110,127
90,280	Structured Asset Mortgage Investments II Trust(i)	US0001M + 0.300%	0.4090	02/25/37	87,429
834,442	Structured Asset Mortgage Investments II Trust(i)	US0001M + 0.260%	0.3690	03/25/37	350,184
1,293,496	Structured Asset Mortgage Investments II Trust(i)	US0001M + 0.460%	0.5690	05/25/45	962,152
475,451	Structured Asset Mortgage Investments II Trust(i)	US0001M + 0.210%	0.5290	05/25/46	423,992
2,093,735	Structured Asset Mortgage Investments II Trust(i)	US0001M + 0.210%	0.5290	05/25/46	1,328,901
72,711	Structured Asset Mortgage Investments II Trust(i)	US0001M + 0.190%	0.4890	07/25/46	58,759
689,240	Structured Asset Mortgage Investments Trust(b)	US0001M + 1.200%	1.3100	05/19/33	632,896
2,314	Structured Asset Sec Corp Mort Pass-thr Cert Ser(b)		2.1810	07/25/32	2,227
1,918,441	Structured Asset Sec Corp Mort Passthr Certs Ser(b)		2.7100	01/25/34	1,238,894
136,614	Structured Asset Sec Mortgage Pass-Through(b)		2.3150	11/25/32	137,186
147,719	Structured Asset Securities Corp Mortgage(b)		4.5890	08/25/33	150,624
431,773	Structured Asset Securities Corp Mortgage Loan(a),(b)		2.8420	10/25/36	424,740
532,958	TBW Mortgage-Backed Pass-Through Certificates		6.5000	04/25/36	457,521
1,424,003	TBW Mortgage-Backed Trust 2006-6(b),(j)		5.6600	01/25/37	556,518
400,000	Terwin Mortgage Trust 2006-9HGA(a),(i)	US0001M + 0.560%	0.6690	10/25/37	170,184
428,355	Terwin Mortgage Trust 2007-6ALT(a),(i)	US0001M + 0.300%	0.4090	08/25/38	371,849
194,529	Thornburg Mortgage Securities Trust 2007-3(i)	US0012M + 1.250%	1.5290	06/25/47	194,664
2,131,297	Voyager CNTYW Delaware Trust(a),(b)		0.4060	12/16/33	2,024,212
7,552,586	Voyager CNTYW Delaware Trust(a),(b)		0.3460	02/16/36	6,734,647
2,063,413	Voyager CNTYW Delaware Trust(a),(b)		0.3460	02/16/36	1,851,684
17,984,421	Voyager CNTYW Delaware Trust(a),(b)		0.3060	05/16/36	16,020,009
165,067	Voyager OPTONE Delaware Trust(a),(b),(c)		0.3590	02/25/38	50,118
2,987,147	Wachovia Mortgage Loan Trust, LLC Series 2005-A(b)		2.9600	08/20/35	3,014,600
67,149	Wachovia Mortgage Loan Trust, LLC Series 2006-A(b)		3.1170	05/20/36	65,030
145,651	Wachovia Mortgage Loan Trust, LLC Series 2006-A(b)		3.1340	05/20/36	149,354
40,929	WaMu Mortgage Backed Pass Through Certificates(a),(b)		2.4300	12/19/39	35,199
54,550	WaMu Mortgage Backed Pass Through Certificates(a),(b)		2.4300	12/19/39	49,622
163,324	WaMu Mortgage Backed Pass Through Certificates(b)		2.4300	12/19/39	157,479

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES — 86.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 48.9% (Continued)
72,311	WaMu Mortgage Backed Pass Through Certificates(a),(b)		2.4300	12/19/39	$58,685
154,054	WaMu Mortgage Pass-Through Certificates Series(b)		2.4950	10/25/32	150,835
281,018	WaMu Mortgage Pass-Through Certificates Series		5.7500	01/25/33	286,767
494,584	WaMu Mortgage Pass-Through Certificates Series(b)		2.5630	02/25/33	488,016
1,395,661	WaMu Mortgage Pass-Through Certificates Series(b)		5.6330	06/25/33	819,839
293,720	WaMu Mortgage Pass-Through Certificates Series(b)		2.7860	09/25/33	275,160
75,326	WaMu Mortgage Pass-Through Certificates Series(b)		3.2430	10/25/36	72,176
164,934	WaMu Mortgage Pass-Through Certificates Series(i)	12MTA + 1.400%	1.6590	06/25/42	151,950
163,318	WaMu Mortgage Pass-Through Certificates Series(i)	12MTA + 1.400%	1.6590	06/25/42	153,608
325,903	WaMu Mortgage Pass-Through Certificates Series(i)	12MTA + 1.400%	1.6590	06/25/42	308,210
89,963	WaMu Mortgage Pass-Through Certificates Series(i)	12MTA + 1.400%	1.6590	08/25/42	86,704
3,020,660	WaMu Mortgage Pass-Through Certificates Series(i)	12MTA + 0.980%	1.2390	07/25/46	2,833,423
90,923	WaMu Pass Through Certificates Series 2002-AR12(b)		2.3250	10/25/32	86,016
124,488	Washington Mutual Mortgage Pass-Through		5.5000	03/25/35	124,503
2,494,052	Washington Mutual Mortgage Pass-Through(i)	US0001M + 0.250%	0.6090	02/25/36	2,139,587
424,824	Washington Mutual Mortgage Pass-Through		6.0000	03/25/36	371,652
452,616	Washington Mutual Mortgage Pass-Through		6.0000	04/25/37	450,662
75,892	Washington Mutual Mortgage Pass-Through(i)	12MTA + 0.940%	1.1990	04/25/46	71,005
495,948	Washington Mutual Mortgage Pass-Through(i)	12MTA + 0.940%	1.1990	07/25/46	348,143
827,500	Washington Mutual Mortgage Pass-Through(i)	12MTA + 0.960%	1.2190	08/25/46	558,779
67,502	Washington Mutual Mortgage Pass-Through(i)	12MTA + 0.850%	1.1090	10/25/46	60,760
50,169	Washington Mutual MSC Mortgage Pass-Through(a)		6.5000	10/19/29	49,596
50,168	Washington Mutual MSC Mortgage Pass-Through(a)		6.5000	10/19/29	49,648
90,700	Washington Mutual MSC Mortgage Pass-Through(b)		3.3200	02/25/33	93,027
98,388	Washington Mutual MSC Mortgage Pass-Through		5.7500	03/25/33	98,874
56,987	Washington Mutual MSC Mortgage Pass-Through		7.5000	04/25/33	58,705
807,270	Washington Mutual MSC Mortgage Pass-Through(b)		2.4470	05/25/33	798,396
964,414	Washington Mutual MSC Mortgage Pass-Through(b)		7.0000	07/25/33	958,192
221,013	Wells Fargo Alternative Loan 2007-PA2 Trust		5.5000	06/25/22	220,001
21,250	Wells Fargo Mortgage Backed Securities 2003-I(b)		2.8350	09/25/33	14,775
85,385	Wells Fargo Mortgage Backed Securities 2004-K(b)		2.9900	07/25/34	84,380
23,439	Wells Fargo Mortgage Backed Securities 2006-20		5.5000	12/25/21	23,322
					233,628,328

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES — 86.2% (Continued)
	HOME EQUITY — 13.5%
3,372,041	ABFS Mortgage Loan Trust 2002-1(b),(j)		7.0100	12/15/32	$3,377,710
1,224,100	ABFS Mortgage Loan Trust 2003-1(i)	US0001M + 2.250%	2.3560	08/15/33	1,212,334
714,254	Accredited Mortgage Loan Trust 2003-3(b),(j)		5.2100	01/25/34	744,773
892,823	Accredited Mortgage Loan Trust 2005-1(i)	US0001M + 3.300%	3.4090	04/25/35	926,211
9,203	ACE Securities Corp Home Equity Loan Trust Series(i)	US0001M + 0.070%	0.1790	11/25/36	4,807
245,852	ACE Securities Corp Home Equity Loan Trust Series(i)	US0001M + 0.180%	0.2890	02/25/37	138,074
65,348	AFC Home Equity Loan Trust(i)	US0001M + 0.720%	0.8290	09/22/28	64,668
529,419	AFC Trust Series 2000-2(i)	US0001M + 0.700%	0.8090	06/25/30	502,159
1,240,746	AFC Trust Series 2000-2(i)	US0001M + 0.790%	0.8990	06/25/30	1,185,367
172,587	AFC Trust Series 2000-3(a),(i)	US0001M + 0.640%	0.7490	10/25/30	167,871
997,906	AFC Trust Series 2000-3(a),(i)	US0001M + 0.750%	0.8590	10/25/30	952,272
67,809	Ameriquest Mortgage Securities Asset-Backed(i)	US0001M + 2.850%	2.9590	08/25/32	68,161
273,129	Ameriquest Mortgage Securities Asset-Backed(i)	US0001M + 4.500%	3.9420	01/25/33	277,910
1,485,265	Amresco Residential Securities Corp Mort Loan(i)	US0001M + 1.250%	1.3590	11/25/29	1,500,186
208,031	Asset Backed Securities Corp Home Equity Loan(i)	US0001M + 3.525%	3.6310	06/15/33	211,952
601,270	Asset Backed Securities Corp Home Equity Loan(i)	US0001M + 6.375%	4.5650	09/15/33	603,130
8,861	Asset Backed Securities Corp Home Equity Loan(i)	US0001M + 0.080%	0.1890	05/25/37	7,154
351,584	Bayview Financial Asset Trust 2007-SSR1(a),(i)	US0001M + 0.800%	0.9090	03/25/37	329,034
207,687	Bayview Financial Asset Trust 2007-SSR1(a),(i)	US0001M + 1.150%	1.2590	03/25/37	201,276
572,024	Bear Stearns Asset Backed Securities I Trust(i)	US0001M + 2.550%	2.6590	05/25/35	577,538
3,547,332	Bear Stearns Asset Backed Securities I Trust(a),(i)	US0001M + 4.500%	4.6090	08/25/35	3,830,694
898,955	Bear Stearns Asset Backed Securities I Trust(i)	US0001M + 0.160%	0.2690	08/25/36	861,642
277,636	Bear Stearns Asset Backed Securities I Trust(i)	US0001M + 0.270%	0.3790	01/25/37	878,392
101,029	Bear Stearns Asset Backed Securities I Trust(i)	US0001M + 0.320%	0.4290	03/25/37	90,867
171,214	Centex Home Equity Loan Trust 2004-C(i)	US0001M + 0.795%	0.9040	06/25/34	165,775
332,914	Centex Home Equity Loan Trust 2004-D(b),(j)		5.5600	09/25/34	342,706
542,962	Citigroup Mortgage Loan Trust 2007-OPX1(b),(j)		5.8630	01/25/37	289,056
163	Countrywide Asset-Backed Certificates(b)		5.0910	05/25/32	160
3,784	Countrywide Asset-Backed Certificates(b)		5.8340	07/25/34	3,791
55,955	Countrywide Asset-Backed Certificates(b),(j)		5.2520	02/25/35	55,831
855,970	Countrywide Home Equity Loan Trust(i)	US0001M + 0.150%	0.2560	11/15/36	754,816
39,163	Countrywide Home Equity Loan Trust(i)	US0001M + 0.150%	0.2560	11/15/36	33,903
796,833	Credit Suisse First Boston Mortgage Securities(i)	US0001M + 0.740%	0.8490	08/25/32	779,684

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES — 86.2% (Continued)
	HOME EQUITY — 13.5% (Continued)
578,775	Credit Suisse First Boston Mortgage Securities(i)	US0001M + 3.250%	3.3590	04/25/34	$587,573
1,725,000	Credit Suisse Seasoned Loan Trust 2006-1(a),(i)	US0001M + 0.550%	0.6590	10/25/34	1,625,124
11,393	CWABS Revolving Home Equity Loan Trust Series(i)	US0001M + 0.290%	0.3960	12/15/33	11,175
78,884	CWABS Revolving Home Equity Loan Trust Series(i)	US0001M + 0.280%	0.3860	02/15/34	74,858
114,478	CWABS Revolving Home Equity Loan Trust Series(i)	US0001M + 0.280%	0.3860	02/15/34	112,145
5,909,875	CWHEQ Home Equity Loan Trust Series 2006-S5		6.1550	06/25/35	6,979,517
861,885	CWHEQ Revolving Home Equity Loan Trust Series(i)	US0001M + 0.240%	0.3460	02/15/36	814,913
1,364,829	CWHEQ Revolving Home Equity Loan Trust Series(i)	US0001M + 0.340%	0.4460	02/15/36	1,292,777
1,625,502	CWHEQ Revolving Home Equity Loan Trust Series(i)	US0001M + 0.200%	0.3060	05/15/36	1,540,118
93,495	CWHEQ Revolving Home Equity Loan Trust Series(i)	US0001M + 0.140%	0.2460	01/15/37	90,080
401,873	FirstCity Capital Home Equity Loan Trust 1998-2(a),(i)	US0001M + 0.800%	1.7090	01/25/29	394,188
338,065	GMACM Home Equity Loan Trust 2004-HE1(i)	US0001M + 0.500%	0.6090	06/25/34	332,687
10,753	GMACM Home Equity Loan Trust 2005-HE1(a),(i)	US0001M + 0.500%	0.6090	08/25/35	15,116
2,441,748	GMACM Home Equity Loan Trust 2007-HE2(i)	US0001M + 0.140%	0.2490	12/25/37	2,328,917
1,976,375	GMACM Home Equity Loan Trust 2007-HE2(b),(j)		7.3040	12/25/37	2,063,941
547,645	GMACM Mortgage Loan Trust 2004-GH1(b),(j)		5.5000	07/25/35	330,885
81,370	GreenPoint Home Equity Loan Trust 2004-4(i)	US0001M + 0.280%	0.6660	08/15/30	80,345
894,438	GSAA Home Equity Trust 2005-2(i)	US0001M + 2.175%	2.2840	12/25/34	932,757
13,852	Home Equity Mortgage Trust 2007-1(i)	US0001M + 0.340%	0.4490	05/25/37	13,192
144,049	IMC Home Equity Loan Trust 1998-5(b),(j)		6.0890	12/20/29	151,831
73,599	Irwin Home Equity Loan Trust 2004-1(i)	US0001M + 1.250%	1.9840	12/25/34	72,934
959,909	Irwin Home Equity Loan Trust 2006-P1(a),(i)	US0001M + 0.280%	0.3890	12/25/36	925,880
1,309,071	Irwin Home Equity Loan Trust 2006-P1(a),(b),(j)		6.3000	06/25/37	1,328,310
521,364	Mastr Asset Backed Securities Trust 2003-NC1(i)	US0001M + 5.250%	4.7460	04/25/33	538,603
170,217	Mastr Asset Backed Securities Trust 2004-WMC2(i)	US0001M + 3.225%	3.3340	04/25/34	181,430
933,501	Mastr Asset Backed Securities Trust 2005-NC2(i)	US0001M + 0.500%	0.6090	11/25/35	699,880
1,494,491	Mastr Asset Backed Securities Trust 2005-NC2(i)	US0001M + 0.700%	0.8090	11/25/35	1,132,246
5,656,824	Merrill Lynch Mortgage Investors Trust Series(a),(i)	US0001M + 0.750%	1.2340	08/25/36	6,259,175
119,044	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8(i)	US0001M + 3.150%	3.2590	09/25/33	119,969
2,305	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE4(i)	US0001M + 0.110%	0.2190	02/25/37	959
104,022	Morgan Stanley Dean Witter Capital I Inc Trust(i)	US0001M + 2.100%	2.2090	02/25/32	104,574
113,982	Morgan Stanley Mortgage Loan Trust 2006-16AX(i)	US0001M + 0.170%	0.2790	11/25/36	46,033
1,787,945	Morgan Stanley Mortgage Loan Trust 2007-8XS(b)		6.0000	04/25/37	1,399,210
128,602	New Century Home Equity Loan Trust 2003-6(i)	US0001M + 1.080%	1.1890	01/25/34	125,893

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES — 86.2% (Continued)
	HOME EQUITY — 13.5% (Continued)
62,394	New Century Home Equity Loan Trust Series 2005-A A4W(b),(j)		4.7260	08/25/35	$63,124
913,186	Option One Mortgage Loan Trust 2007-FXD1(b),(j)		5.8660	01/25/37	898,798
374,646	Option One Mortgage Loan Trust 2007-FXD2(b),(j)		6.1020	03/25/37	382,381
369,864	RAAC Series 2004-SP1 Trust(b),(j)		6.1180	03/25/34	374,238
2,742,835	RASC Series 2004-KS11 Trust(i)	US0001M + 1.500%	1.6090	12/25/34	2,805,011
67,659	Renaissance Home Equity Loan Trust 2002-4(b),(j)		7.0720	03/25/33	61,629
730,211	Renaissance Home Equity Loan Trust 2004-2(i)	US0001M + 0.480%	1.0690	07/25/34	701,501
234,331	Renaissance Home Equity Loan Trust 2004-3(b),(j)		4.8240	11/25/34	238,729
357,038	Renaissance Home Equity Loan Trust 2005-4 (j)		5.8250	02/25/36	361,634
1,230,732	Saxon Asset Securities Trust 2002-1(i)	US0001M + 1.800%	1.9090	11/25/31	1,181,763
893,698	Structured Asset Securities Corp Mortgage Pass (j)		3.3750	08/25/31	869,274
483,855	Terwin Mortgage Trust 2004-1HE(a),(i)	US0001M + 2.475%	2.5840	02/25/34	472,981
71,395	Terwin Mortgage Trust 2006-10SL(a),(b)		4.7500	10/25/37	37,661
1,479,668	Terwin Mortgage Trust 2006-4SL(a),(b)		4.5000	05/25/37	945,482
2,000,754	Terwin Mortgage Trust 2006-6(a),(b)		0.4370	07/25/37	1,078,539
69,021	Wells Fargo Home Equity Asset-Backed Securities(b)		4.9800	04/25/34	70,990
					64,390,874
	MANUFACTURED HOUSING — 2.0%
3,831,596	Conseco Finance Corporation(b)		7.5400	06/15/28	4,013,961
416,203	Conseco Finance Corporation(b)		7.5000	03/01/30	235,302
2,174,822	Deutsche Financial Capital Securitization, LLC		7.2750	04/15/28	2,249,420
16,082	Oakwood Mortgage Investors, Inc.(b)		7.3250	02/15/28	15,953
1,861,359	Oakwood Mortgage Investors, Inc.(a)		7.4150	01/15/29	1,955,071
110,438	Oakwood Mortgage Investors, Inc.(b)		5.1900	06/15/32	112,951
897,551	Origen Manufactured Housing Contract Trust 2007-A(b)		2.7580	04/15/37	861,012
42,629	Origen Manufactured Housing Contract Trust 2007-B(a),(i)	US0001M + 1.200%	1.3060	10/15/37	42,368
					9,486,038
	NON AGENCY CMBS — 11.4%
565,000	Banc of America Commercial Mortgage Trust		3.1670	09/15/48	355,222
872,652	Banc of America Commercial Mortgage Trust 2006-4(b)		5.7540	07/10/46	854,535
3,553,033	Banc of America Commercial Mortgage Trust 2007-1(b)		5.5230	01/15/49	2,558,265
2,730,091	Bear Stearns Commercial Mortgage Securities Trust(a),(b)		6.8860	04/12/38	2,736,916
943,896	Bear Stearns Commercial Mortgage Securities Trust(a)		5.4120	12/11/38	726,800
2,295,475	Bear Stearns Commercial Mortgage Securities Trust(a),(b)		5.4440	06/11/40	2,083,143

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES — 86.2% (Continued)
	NON AGENCY CMBS — 11.4% (Continued)
1,223,000	Bear Stearns Commercial Mortgage Securities Trust 2007-T26 AJ(b)		5.4320	01/12/45	$999,570
423,752	CD 2007-CD5 Mortgage Trust(a),(b)		6.3740	11/15/44	411,039
19,137,363	CFCRE Commercial Mortgage Trust 2017-C8 Class X-A(b),(c)		1.5940	06/15/50	1,284,749
664,000	COMM 2010-C1 Mortgage Trust(a),(b)		5.7590	07/10/46	674,357
2,935,145	CSMC 2014-USA OA, LLC(a),(b),(c)		0.5400	09/15/37	62,762
707,177	Greenwich Capital Commercial Mortgage Trust(a),(b)		5.6580	03/18/49	684,446
2,500,000	GS Mortgage Securities Corporation II(a),(i)	US0001M + 1.300%	1.4060	09/15/31	2,300,576
760,000	GS Mortgage Securities Corporation II(a),(i)	US0001M + 2.500%	2.6060	09/15/31	556,045
38,196	GS Mortgage Securities Trust 2010-C1(a)		4.5920	08/10/43	38,249
1,500,000	GS Mortgage Securities Trust 2010-C1(a)		5.1480	08/10/43	1,472,150
3,000,000	GS Mortgage Securities Trust 2010-C1(a),(b)		5.6350	08/10/43	2,806,989
1,365,000	GS Mortgage Securities Trust 2011-GC5(a),(b)		5.2090	08/10/44	1,372,501
481,000	GS Mortgage Securities Trust 2011-GC5(a),(b)		5.4060	08/10/44	293,531
212,098	Impac CMB Trust Series 2004-8(i)	US0001M + 1.575%	1.6840	08/25/34	211,609
2,351,739	JP Morgan Chase Commercial Mortgage Securities(a)		3.9100	05/05/30	1,826,482
4,700,000	JP Morgan Chase Commercial Mortgage Securities(a),(i)	US0001M + 4.250%	4.3560	11/15/31	1,782,470
1,196,939	JP Morgan Chase Commercial Mortgage Securities(a),(b)		6.4390	07/12/35	1,211,901
2,137,666	JP Morgan Chase Commercial Mortgage Securities(b)		5.9160	01/12/43	2,152,531
1,000,000	JP Morgan Chase Commercial Mortgage Securities(a),(b)		5.0750	11/15/43	991,290
1,342,000	JP Morgan Chase Commercial Mortgage Securities(a),(b)		5.7220	11/15/43	1,295,030
2,000,000	JP Morgan Chase Commercial Mortgage Securities(a),(b)		5.7220	11/15/43	1,337,360
1,530,202	JP Morgan Chase Commercial Mortgage Securities(b)		5.4890	12/12/43	1,124,699
1,436,000	JP Morgan Chase Commercial Mortgage Securities(a),(b)		5.0130	02/15/46	1,456,951
107,000	JP Morgan Chase Commercial Mortgage Securities(b)		4.1680	04/15/46	78,481
4,095,886	JP Morgan Chase Commercial Mortgage Securities Series 2006-LDP9 Class A-MS		5.3370	05/15/47	3,399,585
901,891	JP Morgan Chase Commercial Mortgage Securities(b)		0.0000	01/15/49	120,222
140,615	LB Commercial Mortgage Trust 2007-C3(a),(i)	US0001M + 0.350%	0.4580	07/15/44	137,839
840,847	LBSBC NIM Company 2005-2(a)		7.8600	09/27/30	1,127,070
428,632	Merrill Lynch Mortgage Trust 2006-C1(b)		6.2850	05/12/39	416,709
639,787	ML-CFC Commercial Mortgage Trust 2007-9(b)		6.1930	09/12/49	628,591
193,755	ML-CFC Commercial Mortgage Trust 2007-9(b)		6.2220	09/12/49	190,345
3,057,572	Morgan Stanley Capital I Trust 2006-TOP21(a),(b)		5.5810	10/12/52	3,119,835
1,083,881	Morgan Stanley Capital I Trust 2011-C2(a)		4.6610	06/15/44	1,093,657
100,000	Morgan Stanley Capital I Trust 2011-C2 Series 2011-C2 B(a),(b)		5.2000	06/15/44	100,911

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES — 86.2% (Continued)
	NON AGENCY CMBS — 11.4% (Continued)
60,000	Morgan Stanley Capital I Trust 2012-C4(a),(b)		5.2130	03/15/45	$60,571
8,000,000	TMSQ 2014-1500 Mortgage Trust(a),(b),(c)		0.1550	10/10/36	48,176
163,000	UBS Commercial Mortgage Trust 2012-C1(a),(b)		5.5700	05/10/45	128,338
265,000	UBS-Citigroup Commercial Mortgage Trust 2011-C1 E(a),(b)		6.0510	01/10/45	94,363
2,909,053	Wachovia Bank Commercial Mortgage Trust Series(a),(b)		5.3100	01/15/41	2,887,092
1,434,230	Wachovia Bank Commercial Mortgage Trust Series(a),(b)		4.9840	10/15/44	1,382,615
3,000,000	XCALI 2020-5 Mortgage Trust(a),(i)	US0001M + 3.250%	4.2500	10/15/23	3,012,590
1,000,000	XCALI 2020-5 Mortgage Trust(a),(i)	US0001M + 8.250%	9.2500	10/15/23	1,005,970
					54,695,128
	OTHER ABS — 2.6%
136,895	AFC Trust Series 2000-4(a),(i)	US0001M + 0.770%	0.8790	01/25/31	134,186
394,159	Global Container Assets Ltd.(a)		4.5000	02/05/30	394,673
4,248,116	Legal Fee Funding 2006-1, LLC(a)		8.0000	07/20/36	4,394,637
856,559	Mosaic Solar Loans 2017-1, LLC(a)		0.0000	06/20/42	795,560
330,307	Oakwood Mortgage Investors, Inc.(a),(b)		8.4500	10/15/26	331,372
3,829,037	PEAR 2020-1, LLC(a)		3.7500	12/15/32	3,827,313
2,506,567	SolarCity LMC Series III, LLC(a)		5.4400	07/20/44	2,460,069
					12,337,810
	RESIDENTIAL MORTGAGE — 5.8%
992,136	Ameriquest Mortgage Securities Asset-Backed(i)	US0001M + 2.760%	2.8690	05/25/34	1,003,319
93,437	Bear Stearns Asset Backed Securities Trust(b)		3.0860	07/25/36	94,044
332,363	Bear Stearns Asset Backed Securities Trust(i)	12MTA + 0.980%	1.2390	10/25/36	127,006
406,437	Bear Stearns Asset Backed Securities Trust		6.0000	10/25/36	272,992
237,655	Bear Stearns Asset Backed Securities Trust		5.5000	09/25/46	237,225
52,768	Bear Stearns Asset Backed Securities Trust		0.0000	09/25/46	35,597
80,776	Chase Funding Trust Series 2003-6(b),(j)		4.9710	11/25/34	84,801
146,393	Citigroup Mortgage Loan Trust, Inc.(i)	US0001M + 2.625%	2.7340	11/25/34	912,039
2,011,390	Countrywide Asset-Backed Certificates(i)	US0001M + 0.660%	0.7690	11/25/33	1,884,075
670,659	Countrywide Asset-Backed Certificates(b), (j)		4.1640	01/25/37	660,558
1,202,398	Countrywide Asset-Backed Certificates(i)	US0001M + 0.500%	0.6090	05/25/37	1,017,164
571,000	Credit-Based Asset Servicing and(a),(b),(j)		4.9430	12/25/37	635,236
19,177	Credit-Based Asset Servicing and Securitization,(a),(b)		5.7960	02/03/29	8,152
460,367	Credit-Based Asset Servicing and Securitization,(a),(i)	US0001M + 1.600%	1.7090	09/25/35	464,197
342,553	Credit-Based Asset Servicing and Securitization,(b),(j)		3.1000	12/25/36	345,871

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES — 86.2% (Continued)
	RESIDENTIAL MORTGAGE — 5.8% (Continued)
278,758	Credit-Based Asset Servicing and Securitization,(a),(b),(j)		5.8250	12/25/36	$277,668
761,197	Credit-Based Asset Servicing and Securitization,(a),(i)	US0001M + 0.460%	0.5690	02/25/37	641,344
553,042	CSFB Mortgage-Backed Pass-Through Certificates(i)	US0001M + 4.000%	4.1090	02/25/32	583,792
135,885	CWABS Asset-Backed Certificates Trust 2005-16(b)		4.4270	05/25/36	137,632
288,859	CWABS Asset-Backed Certificates Trust 2005-17(b),(j)		4.0810	05/25/36	282,917
540,669	Equity One Mortgage Pass-Through Trust 2002-1(b)		6.2820	08/25/32	547,307
209,469	Finance America Mortgage Loan Trust 2004-3(i)	US0001M + 0.945%	1.0540	11/25/34	200,747
195,762	Finance America Mortgage Loan Trust 2004-3(i)	US0001M + 1.020%	1.1290	11/25/34	185,744
194,148	First Franklin Mortgage Loan Trust 2003-FF3(i)	US0001M + 1.125%	1.2340	07/25/33	177,736
1,530,092	Fremont Home Loan Trust 2002-2(i)	US0001M + 1.725%	1.8340	10/25/33	1,548,207
54,528	Fremont Home Loan Trust 2005-A(i)	US0001M + 0.735%	0.8440	01/25/35	54,136
650,000	Fremont Home Loan Trust 2005-E(i)	US0001M + 0.675%	0.7840	01/25/36	582,382
128,419	GSAMP Trust 2004-HE1(i)	US0001M + 0.825%	0.9340	05/25/34	125,320
1,545,058	GSRPM Mortgage Loan Trust Series 2004-1(a),(i)	US0001M + 2.500%	3.8590	09/25/42	1,565,665
35,697	Lehman XS Trust 2006-8(b),(j)		5.2440	06/25/36	37,541
830,532	Lehman XS Trust 2007-3(i)	US0001M + 0.160%	0.4290	03/25/37	737,859
3,474,191	Lehman XS Trust Series 2005-4(i)	US0001M + 0.750%	0.8590	10/25/35	4,548,519
172,810	PFCA Home Equity Investment Trust(a),(b)		4.2860	01/22/35	177,989
370,764	PFCA Home Equity Investment Trust(a),(b)		3.5140	08/25/35	368,445
2,759,324	RAAC Series 2006-RP1 Trust(i)	US0001M + 1.875%	1.9840	10/25/45	2,871,792
878,306	RAMP Series 2004-SL3 Trust		8.5000	12/25/31	521,914
1,015,054	RASC Series 2006-KS9 Trust(i)	US0001M + 0.160%	0.2690	11/25/36	1,056,306
177,084	RFSC Series 2002-RP2 Trust(a),(i)	US0001M + 1.500%	1.6090	10/25/32	172,434
16,526	SACO I Trust 2005-9(i)	US0001M + 0.690%	0.7990	12/25/35	137,602
118,793	SACO I Trust 2005-WM2(i)	US0001M + 0.825%	0.9340	07/25/35	120,317
121,875	SACO I Trust 2006-6(i)	US0001M + 0.260%	0.3690	06/25/36	120,190
739,165	Soundview Home Loan Trust 2004-1(i)	US0001M + 4.875%	4.9840	07/25/34	756,896
72,570	Structured Asset Securities Corp Mortgage Loan(i)	US0001M + 0.630%	0.7390	05/25/35	71,169
454,478	Structured Asset Securities Corp Mortgage Loan(i)	US0001M + 0.900%	1.0090	05/25/35	427,011
470,541	Structured Asset Securities Corp Mortgage Loan(i)	US0001M + 0.945%	1.0540	05/25/35	433,546
357,135	Structured Asset Securities Corp Mortgage Loan(i)	US0001M + 0.990%	1.0990	05/25/35	321,947
145,141	Structured Asset Securities Corp Mortgage Loan(i)	US0001M + 1.650%	1.7590	05/25/35	135,952
					27,710,302

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Value
	TOTAL ASSET BACKED SECURITIES (Cost $408,646,330)				$412,322,022

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
	CMBS — 0.3%
14,829,684	Ginnie Mae Strip(c)		1.4000	09/16/45	1,370,990
11,864,500	Government National Mortgage Association 2013-141 IA(c)		0.2630	06/16/40	11,907
4,261,606	Government National Mortgage Association 2013-43 IO(b),(c)		0.0880	08/16/48	27,920
					1,410,817
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
257,068	Fannie Mae Interest Strip 249 2(c)		6.5000	10/25/23	15,674
223,813	Fannie Mae Interest Strip 356.17(c)		6.0000	01/25/35	42,532
590,156	Fannie Mae Interest Strip 365 2(c)		4.5000	08/25/35	86,347
369,823	Fannie Mae Interest Strip 387 5(b),(c)		5.0000	03/25/38	59,595
726,671	Fannie Mae Interest Strip 407 16(c)		5.0000	01/25/40	136,837
587,966	Fannie Mae Interest Strip 409 19(b),(c)		3.5000	04/25/27	33,086
569,030	Fannie Mae REMICS 2018-95 SA(i),(c)	US0001M + 6.150%	6.0410	01/25/49	93,906
437,722	Freddie Mac Strips 324 C21(c)		6.0000	06/15/39	105,742
518,027	Freddie Mac Strips 365 257(b),(c)		4.5000	05/15/49	96,297
2,813,940	Freddie Mac Structured Pass-Through Certificates T-56 AIO(b),(c)		0.5240	05/25/43	58,104
264,768	Government National Mortgage Association 2003-12 S (i),(c)	US0001M + 7.550%	7.4390	02/20/33	39,480
216,145	Government National Mortgage Association 2011-71 SG(i),(c)	US0001M + 5.400%	5.2890	05/20/41	31,196
264,872	Government National Mortgage Association 2011-89 SA (i),(c)	US0001M + 5.450%	5.3390	06/20/41	51,745
1,063,091	Government National Mortgage Association 2012-104 DI(b),(c),(j)		4.0000	09/16/25	60,120
288,019	Government National Mortgage Association 2015-79 GI(c)		5.0000	10/20/39	54,084
479,624	Wachovia Mortgage Loan Trust, LLC Series 2005-A(b)		2.8530	08/20/35	489,429
					1,454,174
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,240,137)				2,864,991

Principal Amount ($)			Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS — 6.9%
	INSURANCE — 4.2%
14,755,287	Ambac Assurance Corporation(a)		5.1000	06/07/69	20,214,743

	SYNDICATED LOAN — 2.1%
9,750,000	DEER FINANCE SYNDICATED LOAN (f)		8.0000	10/07/23	9,850,349

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS — 6.9% (Continued)
	TRANSPORTATION & LOGISTICS — 0.6%
1,710,705	American Airlines 2013-1 Class A Pass Through Series 2013-1 A	4.0000	01/15/27	$1,576,728
263,897	American Airlines 2013-2 Class A Pass Through Series 2013-2 A	4.9500	01/15/23	263,848
961,440	US Airways 2013-1 Class A Pass Through Trust Series 13-1 A	3.9500	11/15/25	944,425
				2,785,001

	TOTAL CORPORATE BONDS (Cost $32,694,545)			32,850,093

	U.S. GOVERNMENT & AGENCIES — 0.1%
	U.S. TREASURY BONDS — 0.1%
643,100	United States Treasury Strip Principal (Cost $447,615)	0.0000	02/15/37	458,491

Shares
	SHORT-TERM INVESTMENTS — 5.8%
	MONEY MARKET FUNDS - 5.8%
27,603,447	First American Government Obligations Fund, Class U, 0.04% (Cost $27,603,447)(e)			27,603,447

	TOTAL INVESTMENTS – 100.0% (Cost $474,634,634)			$478,139,044
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(59,300)
	NET ASSETS - 100.0%			$478,079,744

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

COF 11	Cost of Funds for the 11th District of San Francisco

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

US0012M	ICE LIBOR USD 12 Month

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

US0006M	ICE LIBOR USD 6 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021 the total market value of 144A securities is 170,399,378 or 35.6% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

(c) Interest only securities.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(f)	Fair Valued Security

(g)	Security currently in litigation.

(h)	Non-income producing

(i)	Variable rate security; the rate shown represents the rate on March 31, 2021.

(j)	Step-Up Bond; the interest rate show is as of March 31, 2021.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares				Value
	COMMON STOCKS — 0.8%
	BIOTECH & PHARMA - 0.8%
8,333	Horizon Therapeutics plc(a) (Cost $372,291)			$766,969

Principal Amount ($)		Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 36.1%
	ASSET MANAGEMENT - 7.0%
52,200	AMG Capital Trust II	2.5800	10/15/2037	3,001,500
54,250	KKR & Company, Inc.	6.000	9/15/2023	3,615,762
				6,617,262
	BANKING - 4.2%
1,408	Bank of America Corporation	7.2500	Perpetual	1,968,384
1,453	Wells Fargo & Company - Series L	7.5000	Perpetual	2,059,497
				4,027,881
	ELECTRIC UTILITIES - 8.7%
18,366	Dominion Energy, Inc.	7.2500	6/1/2022	1,815,295
36,455	DTE Energy Company	6.2500	11/1/2022	1,811,449
25,118	NextEra Energy, Inc.(a)	5.2790	3/1/2023	1,244,095
34,713	NextEra Energy, Inc.	4.8720	9/1/2022	1,992,873
27,233	Southern Company (The) - Series 2019	6.7500	8/1/2022	1,386,977
				8,250,689
	MACHINERY - 4.6%
30,965	Stanley Black & Decker, Inc.	5.2500	Perpetual	3,653,251
510	Stanley Black & Decker, Inc. (d)	5.0000	Perpetual	687,480
				4,340,731
	MEDICAL EQUIPMENT & DEVICES - 8.5%
35,135	Boston Scientific Corporation	5.5000	6/1/2023	3,803,364
805	Danaher Corporation	4.7500	4/1/2022	1,234,632
2,345	Danaher Corporation	5.0000	4/1/2023	3,067,072
				8,105,068
	SEMICONDUCTORS - 3.1%
1,974	Broadcom, Inc. - Series A	8.0000	9/30/2022	2,910,643

	TOTAL PREFERRED STOCKS (Cost $31,708,394)			34,252,274

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS — 60.2%
	ASSET MANAGEMENT — 7.7%
4,005,000	Ares Capital Corporation	4.6250	03/01/24	4,353,034
1,690,886	New Mountain Finance Corporation	5.7500	08/15/23	1,764,947
1,056,540	Sixth Street Specialty Lending, Inc.	4.5000	08/01/22	1,143,705
				7,261,686
	CONSUMER SERVICES — 1.0%
915,000	Chegg, Inc.(b)	0.0000	09/01/26	983,625

	E-COMMERCE DISCRETIONARY — 0.7%
520,000	Etsy, Inc.(b)	0.1250	09/01/27	680,225

	HEALTH CARE FACILITIES & SERVICES — 2.6%
492,616	Anthem, Inc.	2.7500	10/15/42	2,468,647

	INTERNET MEDIA & SERVICES — 5.2%
1,005,000	Booking Holdings, Inc.	0.9000	09/15/21	1,177,860
460,000	Booking Holdings, Inc.(b)	0.7500	05/01/25	676,200
2,855,000	Expedia Group, Inc.(b)	0.0000	02/15/26	3,116,233
				4,970,293
	LEISURE FACILITIES & SERVICES — 0.9%
295,000	Carnival Corporation(b)	5.7500	04/01/23	827,770

	MEDICAL EQUIPMENT & DEVICES — 5.0%
1,840,000	Insulet Corporation	0.3750	09/01/26	2,445,083
2,170,000	NuVasive, Inc.(b)	1.0000	06/01/23	2,298,844
				4,743,927
	OIL & GAS PRODUCERS — 3.5%
2,125,000	Pioneer Natural Resources Company(b)	0.2500	05/15/25	3,327,750

	SEMICONDUCTORS — 7.2%
180,000	Micron Technology, Inc.	3.1250	05/01/32	1,588,500
63,443	Novellus Systems, Inc.	2.6250	05/15/41	1,200,923
1,030,000	ON Semiconductor Corporation	1.6250	10/15/23	2,135,319
1,050,000	Synaptics, Inc.	0.5000	06/15/22	1,934,625
				6,859,367

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS — 60.2% (Continued)
	SOFTWARE — 12.0%
870,000	Cloudflare, Inc.(b)	0.7500	05/15/25	$1,718,794
1,200,000	CyberArk Software Ltd.	0.0000	11/15/24	1,293,720
639,599	DocuSign, Inc.	0.5000	09/15/23	1,804,468
1,465,000	FireEye, Inc.	0.8750	06/01/24	1,649,956
620,000	Proofpoint, Inc.	0.2500	08/15/24	661,463
1,170,000	PROS Holdings, Inc.	1.0000	05/15/24	1,174,388
950,000	RingCentral, Inc.	0.0000	03/01/25	1,040,844
648,291	Splunk, Inc.	1.1250	09/15/25	763,768
1,190,000	Tabula Rasa HealthCare, Inc.	1.7500	02/15/26	1,201,900
				11,309,301
	TECHNOLOGY HARDWARE — 3.4%
3,178,080	Western Digital Corporation, B	1.6500	02/01/24	3,246,003

	TECHNOLOGY SERVICES — 3.8%
3,180,928	Euronet Worldwide, Inc.	0.7500	03/15/49	3,624,270

	TRANSPORTATION & LOGISTICS — 4.3%
2,380,000	Southwest Airlines Company	1.2500	05/01/25	4,086,163

	TRANSPORTATION EQUIPMENT — 2.9%
2,311,118	Meritor, Inc.	3.2500	10/15/37	2,708,341

	TOTAL CONVERTIBLE BONDS (Cost $53,118,299)			57,097,368

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Value
	SHORT-TERM INVESTMENTS — 2.7%
	MONEY MARKET FUNDS - 2.7%
2,557,915	First American Government Obligations Fund, Class U, 0.04% (Cost $2,557,915)(c)	$2,557,915

	TOTAL INVESTMENTS - 99.8% (Cost $87,756,899)	$94,674,526
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	238,822
	NET ASSETS - 100.0%	$94,913,348

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31,2021, the total market value of 144A securities is 13,629,441 or 14.4% of net assets.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(d)	Step Up Coupon

RATIONAL FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2021 (Unaudited)

(1)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

A.	Investment Valuations

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts are generally valued at the close. If the close price is outside the bid and the ask price; the quote closest to the close is used. When there is no trading volume the mean of the bid and ask is used. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE. Forward currency exchange contracts are valued daily at the forward foreign exchange rate in effect as of the close of the NYSE. Investments in open-end investment companies (except for exchange-traded funds) are valued at their respective net asset value as reported by such companies. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

RATIONAL FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2021 (Unaudited) (Continued)

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provided from that independent third party to fair value its international equity securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021, for each Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Equity Armor Fund *
Assets:
Common Stocks	$56,185,557	$—	$—	$56,185,557
Exchange Traded Funds	1,148,754	—	—	1,148,754
Purchased Options	—	—	—	—
Short-Term Investments	5,624,569	—	—	5,624,569
Derivatives
Short Futures Contracts	102,624	—	—	102,624
Total Assets	$63,061,504	$—	$—	$63,061,504
Liabilities:
Derivatives:
Long Futures Contracts	$(808,060)	$—	$—	$(808,060)
Total Liabilities	$(808,060)	$—	$—	$(808,060)
Tactical Return Fund *
Assets:
Short-Term Investments	$86,558,201	$—	$—	$86,558,201
Total Assets	$86,558,201	$—	$—	$86,558,201
Liabilities:
Derivatives:
Written Options	$156,713	$—	$—	$156,713
Total Liabilities	$156,713	$—	$—	$156,713
Dynamic Brands Fund *
Assets:
Common Stocks	$81,208,925	$—	$—	$81,208,925
Short-Term Investments	414,196	—	—	414,196
Total Assets	$81,623,121	$—	$—	$81,623,121
Strategic Allocation Fund *
Assets:
Open End Funds	$7,266,577	$—	$—	$7,266,577
U.S. Government & Agency	—	399,841	—	399,841
Short-Term Investments	212,714	—	—	212,714
Total Assets	$7,479,291	$399,841	$—	$7,879,132
Assets:
Derivatives:
Long Futures Contracts	$9,135	$—	$—	$9,135
Total Liabilities	$9,135	$—	$—	$9,135
Trend Aggregation VA Fund *
Assets:
Common Stocks	$8,091,066	$—	$—	$8,091,066
Exchange Traded Funds	3,494,888	—	—	3,494,888
Exchange Traded Notes	77,668	—	—	77,668
Short-Term Investment	235,601	—	—	235,601
Total Assets	$11,899,223	$—	$—	$11,899,223
Insider Buying VA Fund *
Assets:
Common Stocks	$23,979,011	$—	$—	$23,979,011
Short-Term Investment	152,360	—	—	152,360
Total Assets	$24,131,371	$—	$—	$24,131,371

RATIONAL FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2021 (Unaudited) (Continued)

Resolve Adaptive Asset Allocation Fund *
Assets:
Short-Term Investments	$55,228,300	—	—	$55,228,300
Derivatives:
Long Futures Contracts	840,647	—	—	840,647
Short Futures Contracts	331,185			331,185
Total Assets	$56,400,132	$—	$—	$56,400,132
Liabilities:
Derivatives:
Long Futures Contracts	$(1,246,772)	$—	$—	$(1,246,772)
Total Futures Contracts	(1,246,772)	—	—	(1,246,772)
Total Liabilities	$(1,246,772)	$—	$—	$(1,246,772)
Special Situations Fund *
Assets:
Preferred Stocks	$2,040,000	$—	$—	$2,040,000
Asset Backed Securities	—	412,322,022	—	412,322,022
Collateralized Mortgage Obligations	—	2,864,991	—	2,864,991
Corporate Bonds	—	32,850,093	—	32,850,093
U.S. Government & Agencies	—	458,491	—	458,491
Short-Term Investments	27,603,447	—	—	27,603,447
Total Assets	$29,643,447	$448,495,597	$—	$478,139,044
Pier 88 Fund *
Assets:
Common Stocks	$766,969	—	—	$766,969
Preferred Stocks	34,252,274	—	—	34,252,274
Convertible Bonds	—	57,097,368	—	57,097,368
Short-Term Investments	2,557,915	—	—	2,557,915
Total Assets	$37,577,158	$57,097,368	$—	$94,674,526

*	Refer to the Portfolios of Investments for industry classifications.

There were no level 3 securities held during the period for any Fund.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Consolidation of Subsidiaries – The consolidated financial statements of Resolve Adaptive includes the account of RDMF Fund Ltd. (“RDMF” or “CFC”), a wholly-owned and controlled foreign subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to affect certain investments consistent with Resolve Adaptive and NuWave Enhanced investment objectives and policies.

	Inception Date of	CFC Net assets as of	% of Net Assets as of
Fund	CFC	March 31, 2021	March 31, 2021
RDMF Fund, Ltd.	8/5/2016	$12,102,502	19.46%

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including futures and options), and its respective gross unrealized appreciation and depreciation at March 31, 2021, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Equity Armor Fund	$53,417,793	$10,482,599	$(1,646,948)	$8,835,651
Tactical Return Fund	86,133,661	267,827	—	267,827
Dynamic Brands Fund	67,750,887	14,576,747	(704,513)	13,872,234
Strategic Allocation Fund	7,510,768	438,438	(60,939)	377,499
Trend Aggregation VA Fund	12,128,909	189,777	(419,463)	(229,686)
Insider Buying VA Fund	19,301,173	5,229,938	(399,740)	4,830,198
Resolve Adaptive Asset Allocation Fund	55,228,300	1,171,832	(1,246,772)	(74,940)
Special Situtations Fund	474,634,635	14,347,993	(10,843,584)	3,504,409
Pier 88 Fund	88,023,255	7,561,826	(910,555)	6,651,271

RATIONAL FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2021 (Unaudited) (Continued)

UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the Fund’s may be directly affected by the performance of the First American Government Obligations Fund Class U. The financial statements of the First American Government Obligations Fund Class U, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2020, the percentage of the Tactical Return and Adaptive Asset Allocation Fund’s net assets invested in First American Government Obligations Fund Class U was 38.3% and 88.8%, respectively.

B.	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

C.	Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts - Certain of the Funds may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates, commodities prices or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Foreign Exchange Contracts - Certain of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2021 (Unaudited) (Continued)

Options Contracts – Certain Funds may purchase put and call options and write put and call options. The premium paid for a purchased put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

Written and purchased options are non-income producing securities. With options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse acts as counterparty to all exchange traded options and guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options).

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of March 31, 2021, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized Gain (Loss)
Equity Armor Fund	Futures	Equity	$(705,436)
Rational Tactical Return Fund	Options	Equity	267,827
Rational Strategic Allocation Fund	Futures	Equity	9,135
Rational Resolve Adaptive Asset Allocation Fund	Futures	Commodity	(212,239)
	Futures	Currency	(38,472)
	Futures	Equity	217,076
	Futures	Interest	(41,305)

The amounts of derivative instruments disclosed on the Portfolio of Investments at March 31, 2021, is a reflection of the volume of derivative activity for the Funds.